MML Blend Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	506,440	$26,598,229
iShares Core S&P 500 ETF	318,318	178,862,884
iShares Core S&P Mid-Cap ETF	224,138	13,078,452
iShares Core S&P Small-Cap ETF	53,797	5,625,552
iShares Core S&P Total U.S. Stock Market ETF	1,609,630	196,390,956
iShares Core Total USD Bond Market ETF (a)	2,316,311	106,735,611
iShares Core U.S. Aggregate Bond ETF	1,078,740	106,708,961
iShares iBoxx High Yield Corporate Bond ETF (a)	331,719	26,169,312
TOTAL EXCHANGE-TRADED FUNDS (Cost $559,397,232)		660,169,957

TOTAL LONG-TERM INVESTMENTS (Cost $559,397,232)		660,169,957

SHORT-TERM INVESTMENTS — 4.1%
Investment of Cash Collateral from Securities Loaned — 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (b)	26,481,196	26,481,196

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$710,880	710,880

TOTAL SHORT-TERM INVESTMENTS (Cost $27,192,076)		27,192,076

TOTAL INVESTMENTS — 104.1% (Cost $586,589,308) (d)		687,362,033

Other Assets/(Liabilities) — (4.1)%		(27,234,188)

NET ASSETS — 100.0%		$660,127,845

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $25,951,347 or 3.93% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(c)	Maturity value of $710,934. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $725,104.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.2%

BANK LOANS — 0.0%
Diversified Financial Services — 0.0%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.049% VRN 4/09/27 (a)	$198	$192

TOTAL BANK LOANS (Cost $88)		192

CORPORATE DEBT — 37.3%
Aerospace & Defense — 1.1%
Boeing Co.
2.800% 3/01/27	290,000	279,351
2.950% 2/01/30	270,000	245,932
General Dynamics Corp.
4.250% 4/01/40	20,000	17,677
4.250% 4/01/50	50,000	41,492
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	74,113
Lockheed Martin Corp.
3.900% 6/15/32	50,000	47,258
4.150% 6/15/53	320,000	255,924
5.200% 2/15/64	40,000	37,096
Northrop Grumman Corp.
3.250% 1/15/28	150,000	145,219
5.150% 5/01/40	280,000	271,737
RTX Corp.
2.250% 7/01/30	110,000	97,710
3.030% 3/15/52	180,000	114,165
4.125% 11/16/28	160,000	157,744
4.500% 6/01/42	80,000	70,368
6.000% 3/15/31	110,000	116,827
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	40,408
6.625% 3/01/32 (b)	50,000	50,637
7.125% 12/01/31 (b)	80,000	82,307
		2,145,965
Agriculture — 0.8%
Altria Group, Inc.
2.450% 2/04/32	140,000	118,110
5.800% 2/14/39	240,000	241,125
5.950% 2/14/49 (c)	130,000	128,325
6.875% 11/01/33	290,000	319,743
BAT Capital Corp.
3.462% 9/06/29	405,000	383,146
4.540% 8/15/47	130,000	103,843

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc.
4.500% 3/20/42	$80,000	$70,227
4.875% 2/13/29	60,000	60,632
5.125% 2/13/31	20,000	20,348
5.250% 2/13/34	50,000	50,469
		1,495,968
Airlines — 0.3%
American Airlines, Inc.
8.500% 5/15/29 (b)	90,000	91,368
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (b)	400,000	398,338
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	72,000	72,310
United Airlines, Inc.
4.625% 4/15/29 (b)	65,000	61,508
		623,524
Apparel — 0.0%
NIKE, Inc.
2.850% 3/27/30	60,000	55,543
Auto Manufacturers — 1.4%
Ford Motor Co.
3.250% 2/12/32	1,530,000	1,260,939
6.100% 8/19/32 (c)	90,000	88,246
Ford Motor Credit Co. LLC
4.950% 5/28/27	200,000	197,094
General Motors Co.
5.600% 10/15/32	125,000	123,968
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	251,595
Hyundai Capital America
1.800% 10/15/25 (b)	55,000	54,118
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	405,439
4.345% 9/17/27 (b)	300,000	291,619
PM General Purchaser LLC
9.500% 10/01/28 (b)	150,000	143,079
		2,816,097
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc.
6.875% 4/23/32 (b)	170,000	157,714
Banks — 10.6%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	259,443
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (a)	520,000	433,667
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	190,000	163,923
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	670,000	587,450
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28 (a)	1,430,000	1,399,381
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	570,000	559,924
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51 (a)	220,000	172,870
Bank of Montreal 5 yr. USD Swap + 1.432%
3.803% VRN 12/15/32 (a)	70,000	67,625

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Nova Scotia 5 yr. CMT + 2.050%
4.588% VRN 5/04/37 (a)	$180,000	$166,275
BNP Paribas SA
1 day USD SOFR + 2.074% 2.219% VRN 6/09/26 (a) (b)	200,000	199,011
4.625% 3/13/27 (b)	260,000	259,114
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (a) (b)	350,000	353,733
1 day USD SOFR + 1.866% 5.894% VRN 12/05/34 (a) (b)	200,000	209,140
5 yr. CMT + 4.354% 8.500% VRN (a) (b) (c) (d)	200,000	209,165
BPCE SA
1.000% 1/20/26 (b)	250,000	243,227
Citigroup, Inc.
1 day USD SOFR + 1.280% 3.070% VRN 2/24/28 (a)	845,000	821,167
1 day USD SOFR + 1.939% 3.785% VRN 3/17/33 (a)	580,000	530,530
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30 (a)	760,000	736,760
4.650% 7/30/45	380,000	332,664
3 mo. USD Term SOFR + 4.167% 5.950% VRN (a) (d)	120,000	119,768
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (a) (b)	250,000	245,110
4.375% 8/04/25	470,000	468,820
Credit Agricole SA 1 day USD SOFR + 1.676%
1.907% VRN 6/16/26 (a) (b)	270,000	268,349
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.472% 2.908% VRN 7/21/42 (a)	240,000	169,526
3.500% 11/16/26	270,000	265,811
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29 (a)	500,000	493,102
4.250% 10/21/25	200,000	199,486
4.750% 10/21/45	70,000	61,823
5.150% 5/22/45	290,000	262,931
1 day USD SOFR + 0.820% 5.178% FRN 9/10/27 (a)	165,000	165,307
3 mo. USD Term SOFR + 1.432% 5.755% FRN 5/15/26 (a)	555,000	555,726
HSBC Holdings PLC
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26 (a)	510,000	507,570
3 mo. USD Term SOFR + 1.642% 5.940% FRN 9/12/26 (a)	310,000	311,874
JP Morgan Chase & Co.
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	215,000	199,063
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31 (a)	320,000	287,142
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32 (a)	270,000	237,230
1 day USD SOFR + 1.260% 2.963% VRN 1/25/33 (a)	25,000	22,069
1 day USD SOFR + 2.440% 3.109% VRN 4/22/51 (a)	100,000	66,581
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29 (a)	640,000	635,550
Lloyds Banking Group PLC
3.574% VRN 11/07/28 (a)	200,000	194,227
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	235,000	232,774
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (a)	520,000	431,126
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	115,000	100,871
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28 (a)	205,000	203,515
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	249,519
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29 (a)	180,000	185,088
1 day USD SOFR + 1.322% 5.812% VRN 6/12/26 (a)	60,000	60,096
Royal Bank of Canada
1.150% 6/10/25	310,000	307,966
5.150% 2/01/34 (c)	40,000	40,303
Santander Holdings USA, Inc. 1 day USD SOFR + 1.249%
2.490% VRN 1/06/28 (a)	135,000	129,390

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank
1.150% 6/12/25	$190,000	$188,699
Truist Financial Corp. 1 day USD SOFR + 2.050%
6.047% VRN 6/08/27 (a)	120,000	121,998
UBS AG
7.500% 2/15/28	350,000	376,906
UBS Group AG
1 day USD SOFR + 2.044% 2.193% VRN 6/05/26 (a) (b)	480,000	477,745
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (a) (b)	390,000	347,183
4.253% 3/23/28 (b)	340,000	335,706
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (a) (b)	300,000	321,435
5 yr. CMT + 4.745% 9.250% VRN (a) (b) (d)	200,000	217,208
US Bancorp
1.450% 5/12/25	210,000	209,206
1 day USD SOFR + 0.730% 2.215% VRN 1/27/28 (a)	20,000	19,196
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29 (a)	140,000	144,388
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34 (a)	40,000	41,276
Wells Fargo & Co.
1 day USD SOFR + 2.000% 2.188% VRN 4/30/26 (a)	200,000	199,582
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30 (a)	235,000	216,584
3.000% 10/23/26	430,000	420,492
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33 (a)	360,000	323,000
1 day USD SOFR + 2.130% 4.611% VRN 4/25/53 (a)	1,680,000	1,425,503
		20,768,889
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	123,872
Constellation Brands, Inc.
4.350% 5/09/27	80,000	79,673
		203,545
Building Materials — 0.0%
Quikrete Holdings, Inc.
6.375% 3/01/32 (b)	90,000	90,572
Chemicals — 0.5%
EQUATE Petrochemical Co. KSC
4.250% 11/03/26 (b)	240,000	237,284
OCP SA
3.750% 6/23/31 (b)	260,000	230,428
5.125% 6/23/51 (b)	220,000	168,607
6.750% 5/02/34 (b)	200,000	205,352
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b) (c)	210,000	174,637
		1,016,308
Commercial Services — 0.6%
Cintas Corp. No. 2
3.700% 4/01/27	70,000	69,059
DP World Ltd.
5.625% 9/25/48 (b)	330,000	315,633
RR Donnelley & Sons Co.
9.500% 8/01/29 (b)	120,000	118,860
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (b)	90,000	90,715

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container International Ltd./TAL International Container Corp.
3.250% 3/15/32	$160,000	$137,263
United Rentals North America, Inc.
6.125% 3/15/34 (b)	400,000	400,250
		1,131,780
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC
3.375% 3/24/29	260,000	248,451
Kenvue, Inc.
4.900% 3/22/33	140,000	140,225
		388,676
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	164,287
3.000% 10/29/28	160,000	150,354
3.400% 10/29/33	420,000	362,470
Air Lease Corp.
1.875% 8/15/26	170,000	163,697
American Express Co.
4.050% 5/03/29	140,000	138,392
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (b)	140,000	135,720
Charles Schwab Corp.
5.875% 8/24/26	260,000	264,822
1 day USD SOFR + 2.010% 6.136% VRN 8/24/34 (a)	50,000	53,216
Jane Street Group/JSG Finance, Inc.
6.125% 11/01/32 (b)	40,000	39,359
7.125% 4/30/31 (b)	70,000	71,910
Mastercard, Inc.
3.850% 3/26/50	50,000	39,594
Nasdaq, Inc.
3.950% 3/07/52	24,000	18,399
Visa, Inc.
4.300% 12/14/45	160,000	139,493
		1,741,713
Electric — 0.5%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	66,208
3.950% 4/01/50	50,000	38,683
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	30,807
Duke Energy Corp.
3.950% 8/15/47	65,000	48,786
Duke Energy Ohio, Inc.
3.650% 2/01/29	70,000	68,025
Exelon Corp.
4.100% 3/15/52	65,000	49,984
Florida Power & Light Co.
5.700% 3/15/55	90,000	91,887
Georgia Power Co.
5.200% 3/15/35	80,000	80,534
Monongahela Power Co.
5.400% 12/15/43 (b)	145,000	140,943

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oncor Electric Delivery Co. LLC
5.350% 4/01/35 (b)	$50,000	$50,557
5.800% 4/01/55 (b)	60,000	60,233
Pacific Gas & Electric Co.
2.500% 2/01/31	185,000	159,027
		885,674
Electronics — 0.1%
Honeywell International, Inc.
5.000% 3/01/35	180,000	179,324
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	30,000	30,411
Warnermedia Holdings, Inc.
3.755% 3/15/27	180,000	175,564
4.279% 3/15/32	190,000	167,398
5.050% 3/15/42	20,000	15,996
5.391% 3/15/62	30,000	21,717
		411,086
Environmental Controls — 0.1%
Waste Connections, Inc.
5.000% 3/01/34	110,000	109,630
Food — 0.4%
Kroger Co.
5.000% 9/15/34	90,000	87,954
Mars, Inc.
3.200% 4/01/30 (b)	80,000	75,142
5.000% 3/01/32 (b)	30,000	30,130
5.200% 3/01/35 (b)	60,000	60,300
5.700% 5/01/55 (b)	300,000	299,746
Mondelez International, Inc.
1.500% 5/04/25	220,000	219,312
		772,584
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.750% 1/15/31	290,000	261,743
Gas — 0.2%
Brooklyn Union Gas Co.
4.487% 3/04/49 (b)	435,000	348,013
East Ohio Gas Co.
3.000% 6/15/50 (b)	45,000	28,523
		376,536
Health Care - Products — 0.4%
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (b)	80,000	81,018
Solventum Corp.
5.400% 3/01/29	140,000	142,816
5.450% 3/13/31	140,000	142,628
5.600% 3/23/34	180,000	182,460

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.900% 4/30/54	$150,000	$148,363
		697,285
Health Care - Services — 0.9%
Centene Corp.
2.500% 3/01/31	285,000	240,279
Cigna Group
4.375% 10/15/28	360,000	357,252
Elevance Health, Inc.
3.650% 12/01/27	140,000	137,292
HCA, Inc.
4.125% 6/15/29	220,000	213,615
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (b)	145,000	93,907
Humana, Inc.
4.625% 12/01/42	60,000	50,059
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	107,399
2.300% 5/15/31	220,000	192,524
3.875% 8/15/59	240,000	171,975
4.000% 5/15/29	100,000	98,279
4.200% 5/15/32	80,000	76,916
		1,739,497
Home Builders — 0.0%
Lennar Corp.
4.750% 11/29/27	40,000	40,048
Insurance — 0.3%
Aon North America, Inc.
5.450% 3/01/34	220,000	224,009
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	96,237
3.850% 3/15/52	90,000	69,280
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	109,129
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	80,000	71,772
		570,427
Internet — 0.7%
Amazon.com, Inc.
3.150% 8/22/27	110,000	107,566
3.600% 4/13/32	300,000	282,696
3.875% 8/22/37	50,000	44,951
3.950% 4/13/52	130,000	103,597
Meta Platforms, Inc.
4.750% 8/15/34	170,000	168,793
Prosus NV
3.061% 7/13/31 (b)	370,000	319,170
3.832% 2/08/51 (b)	210,000	134,966
4.027% 8/03/50 (b)	310,000	208,347
		1,370,086

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.4%
Carnival Corp.
6.125% 2/15/33 (b)	$290,000	$285,775
NCL Corp. Ltd.
8.125% 1/15/29 (b)	80,000	84,147
Royal Caribbean Cruises Ltd.
5.500% 4/01/28 (b)	20,000	19,917
6.250% 3/15/32 (b)	40,000	40,361
6.000% 2/01/33 (b)	170,000	169,894
Viking Cruises Ltd.
7.000% 2/15/29 (b)	140,000	140,470
		740,564
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (b)	120,000	105,179
5.875% 3/15/33 (b)	60,000	59,408
Las Vegas Sands Corp.
3.900% 8/08/29	40,000	37,631
6.000% 8/15/29	60,000	61,326
Sands China Ltd.
5.125% STEP 8/08/25	390,000	389,664
		653,208
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	65,000	53,463
4.500% 6/01/33 (b)	810,000	690,803
4.750% 3/01/30 (b)	105,000	97,381
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	164,176
4.200% 3/15/28	450,000	441,305
4.400% 4/01/33	290,000	262,186
4.908% 7/23/25	56,000	55,986
5.125% 7/01/49	140,000	111,117
5.500% 4/01/63	150,000	120,457
6.550% 6/01/34	50,000	51,434
Comcast Corp.
2.887% 11/01/51	550,000	335,430
3.400% 4/01/30	525,000	496,811
3.750% 4/01/40	120,000	98,433
4.150% 10/15/28	270,000	267,056
5.350% 5/15/53	70,000	65,297
CSC Holdings LLC
6.500% 2/01/29 (b)	700,000	579,250
DISH DBS Corp.
5.125% 6/01/29	50,000	32,622
5.750% 12/01/28 (b)	70,000	59,034
Fox Corp.
5.476% 1/25/39	90,000	86,776
6.500% 10/13/33	40,000	42,843
		4,111,860
Mining — 0.9%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	230,098

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barrick North America Finance LLC
5.700% 5/30/41	$80,000	$79,556
5.750% 5/01/43	80,000	80,104
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	93,558
First Quantum Minerals Ltd.
8.625% 6/01/31 (b) (c)	200,000	204,743
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	117,231
5.450% 3/15/43	230,000	215,659
Glencore Funding LLC
1.625% 4/27/26 (b)	120,000	116,455
3.375% 9/23/51 (b)	45,000	29,491
4.000% 3/27/27 (b)	140,000	138,089
5.673% 4/01/35 (b) (e)	180,000	180,612
6.141% 4/01/55 (b) (e)	80,000	80,494
Southern Copper Corp.
5.250% 11/08/42	250,000	231,189
		1,797,279
Multi-National — 0.6%
Inter-American Development Bank
7.350% 10/06/30 INR (f)	104,000,000	1,246,114
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
2.939% 6/04/51	50,000	31,548
3.001% 3/17/52	230,000	145,766
3.633% 4/06/30	120,000	114,509
Continental Resources, Inc.
2.268% 11/15/26 (b)	195,000	186,950
5.750% 1/15/31 (b)	170,000	171,310
Coterra Energy, Inc.
3.900% 5/15/27	230,000	226,427
4.375% 3/15/29	220,000	216,807
Devon Energy Corp.
5.000% 6/15/45	370,000	313,890
5.600% 7/15/41	140,000	130,634
5.850% 12/15/25	120,000	120,628
Diamondback Energy, Inc.
3.500% 12/01/29	160,000	151,332
Ecopetrol SA
5.875% 5/28/45	770,000	540,692
EOG Resources, Inc.
4.375% 4/15/30	60,000	59,355
Expand Energy Corp.
4.750% 2/01/32	70,000	66,209
5.375% 2/01/29	75,000	74,687
5.875% 2/01/29 (b)	100,000	99,823
Exxon Mobil Corp.
3.482% 3/19/30	190,000	182,423
4.227% 3/19/40	85,000	75,814
4.327% 3/19/50	20,000	16,692
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	197,652
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	186,368

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Occidental Petroleum Corp.
6.125% 1/01/31	$85,000	$87,365
6.450% 9/15/36	50,000	51,468
6.625% 9/01/30	60,000	63,030
Permian Resources Operating LLC
6.250% 2/01/33 (b)	50,000	49,802
Petrobras Global Finance BV
5.999% 1/27/28	760,000	770,398
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	147,758
Reliance Industries Ltd.
3.625% 1/12/52 (b)	330,000	228,608
Shell Finance US, Inc.
2.750% 4/06/30	240,000	220,782
3.250% 4/06/50	280,000	193,267
		5,121,994
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	96,338
5.000% 11/15/45	100,000	89,973
		186,311
Pharmaceuticals — 2.7%
1261229 BC Ltd.
10.000% 4/15/32 (b) (e)	200,000	198,773
AbbVie, Inc.
2.950% 11/21/26	260,000	254,507
3.200% 11/21/29	600,000	566,779
4.700% 5/14/45	25,000	22,578
4.800% 3/15/29	130,000	131,650
4.950% 3/15/31	60,000	60,958
5.050% 3/15/34	80,000	80,567
Bausch Health Cos., Inc.
6.125% 2/01/27 (b)	50,000	50,700
Bristol-Myers Squibb Co.
4.350% 11/15/47	120,000	100,543
5.100% 2/22/31	70,000	71,670
5.200% 2/22/34	210,000	213,663
5.550% 2/22/54	30,000	29,565
5.650% 2/22/64	20,000	19,596
CVS Health Corp.
2.125% 9/15/31	330,000	275,015
4.300% 3/25/28	580,000	573,007
Eli Lilly & Co.
4.600% 8/14/34	80,000	78,632
4.700% 2/09/34	180,000	178,057
5.000% 2/09/54	20,000	18,752
5.100% 2/09/64	140,000	130,529
Johnson & Johnson
3.625% 3/03/37	160,000	142,558
Merck & Co., Inc.
1.450% 6/24/30	120,000	103,207
Pfizer, Inc.
1.700% 5/28/30	280,000	244,376

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	$1,700,000	$1,648,608
		5,194,290
Pipelines — 3.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250% 7/15/32 (b)	50,000	51,725
Cameron LNG LLC
3.302% 1/15/35 (b)	150,000	126,962
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	130,000	134,220
Energy Transfer LP
3.750% 5/15/30	230,000	217,466
3.900% 7/15/26	710,000	703,865
4.750% 1/15/26	240,000	239,952
5.550% 5/15/34	100,000	99,939
6.250% 4/15/49	320,000	317,455
Enterprise Products Operating LLC
3.700% 1/31/51	140,000	101,704
4.150% 10/16/28	1,030,000	1,020,042
4.850% 1/31/34	220,000	216,690
EQM Midstream Partners LP
4.750% 1/15/31 (b)	140,000	134,654
Kinder Morgan Energy Partners LP
6.950% 1/15/38	125,000	137,754
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	109,187
MPLX LP
4.700% 4/15/48	130,000	106,382
ONEOK, Inc.
5.550% 11/01/26	40,000	40,531
5.800% 11/01/30	70,000	72,817
6.625% 9/01/53	60,000	62,787
Targa Resources Corp.
4.950% 4/15/52	40,000	33,785
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	137,049
Venture Global LNG, Inc.
7.000% 1/15/30 (b)	130,000	128,074
Western Midstream Operating LP
4.050% STEP 2/01/30	900,000	858,935
5.250% STEP 2/01/50	1,610,000	1,372,363
Williams Cos., Inc.
3.500% 11/15/30	70,000	65,407
3.500% 10/15/51	125,000	85,560
3.750% 6/15/27	250,000	245,754
5.150% 3/15/34	170,000	167,722
		6,988,781
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	32,096
Service Properties Trust
8.375% 6/15/29	80,000	79,965
		112,061

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.5%
Costco Wholesale Corp.
1.375% 6/20/27	$20,000	$18,850
1.600% 4/20/30	20,000	17,536
Home Depot, Inc.
2.700% 4/15/30	70,000	64,249
3.300% 4/15/40	120,000	95,115
3.350% 4/15/50	260,000	183,079
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	49,608
McDonald's Corp.
3.500% 7/01/27	300,000	294,497
3.600% 7/01/30	90,000	85,869
Walmart, Inc.
1.500% 9/22/28	60,000	54,984
1.800% 9/22/31	20,000	17,148
		880,935
Semiconductors — 0.4%
Broadcom, Inc.
3.419% 4/15/33 (b)	296,000	263,546
Intel Corp.
1.600% 8/12/28	120,000	108,343
5.700% 2/10/53	130,000	119,496
Micron Technology, Inc.
5.300% 1/15/31	90,000	91,006
5.875% 2/09/33	60,000	62,141
NVIDIA Corp.
3.700% 4/01/60	170,000	127,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% 6/18/26	85,000	84,248
		856,124
Software — 0.4%
Microsoft Corp.
2.921% 3/17/52	30,000	20,118
Oracle Corp.
1.650% 3/25/26	230,000	223,566
3.850% 4/01/60	250,000	171,784
4.650% 5/06/30	20,000	19,952
5.375% 9/27/54	40,000	36,478
Synopsys, Inc.
4.850% 4/01/30	60,000	60,395
5.000% 4/01/32	50,000	50,123
5.150% 4/01/35	40,000	40,211
5.700% 4/01/55	80,000	79,433
		702,060
Telecommunications — 1.9%
AT&T, Inc.
2.750% 6/01/31	160,000	142,211
3.500% 9/15/53	309,000	210,704
3.550% 9/15/55	215,000	145,707
Rogers Communications, Inc.
5.300% 2/15/34	110,000	107,979

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% 2/15/26	$205,000	$200,811
2.550% 2/15/31	60,000	52,895
3.375% 4/15/29	50,000	47,494
3.400% 10/15/52	230,000	155,438
3.500% 4/15/25	130,000	129,933
3.500% 4/15/31	700,000	647,257
3.875% 4/15/30	430,000	412,216
5.150% 4/15/34 (c)	80,000	80,100
Telefonica Emisiones SA
5.213% 3/08/47	150,000	132,597
Verizon Communications, Inc.
2.650% 11/20/40	15,000	10,534
3.850% 11/01/42	430,000	343,933
3.875% 2/08/29	550,000	536,874
3.875% 3/01/52	435,000	325,041
		3,681,724
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	48,141
2.891% 4/06/36	270,000	220,782
3.750% 2/05/70	150,000	102,474
3.839% 3/20/60	120,000	87,117
		458,514

TOTAL CORPORATE DEBT (Cost $76,001,900)		72,782,033

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Automobile Asset-Backed Securities — 0.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	520,000	530,333
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	430,000	439,431
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.910% 9/25/29 (b)	200,000	200,779
Series 2025-2A, Class A, 5.130% 9/25/31 (b)	160,000	161,403
		1,331,946
Commercial Mortgage-Backed Securities — 5.2%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	316,427
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	258,146
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,464	257,268
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	306,482
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (b)	378,000	365,594
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 5.485% FRN 9/15/38 (a) (b)	550,000	545,875
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 6.217% FRN 4/15/37 (a) (b)	460,000	459,856
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 5.711% FRN 3/15/41 (a) (b)	147,000	147,051
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 6.081% FRN 12/09/40 (a) (b)	157,522	157,522

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 6.834% FRN 9/15/36 (a) (b)	$405,000	$400,070
Series 2024-BIO2, Class D, 7.713% VRN 8/13/41 (a) (b) (g)	100,000	98,550
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 8.444% FRN 10/15/36 (a) (b)	277,200	272,265
BX Trust, Series 2019-OC11, Class E,
3.944% VRN 12/09/41 (a) (b) (g)	374,000	337,122
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	120,000	114,398
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
0.952% VRN 1/10/48 (a) (g)	4,582,156	15,612
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	144,349
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (a) (b) (g)	200,000	173,820
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (a) (b) (g)	200,000	167,444
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (a) (g)	340,000	316,760
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.171% VRN 4/15/50 (a) (g)	518,106	7
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	299,479
CSMC Trust, Series 2021-B33, Class B,
3.645% VRN 10/10/43 (a) (b) (g)	300,000	256,408
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
5.454% VRN 1/15/41 (a) (b) (g)	220,000	223,477
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
8.367% VRN 3/10/41 (a) (b) (g)	250,000	257,614
GS Mortgage Securities Trust, Series 2015-GS1, Class XA,
0.751% VRN 11/10/48 (a) (g)	7,311,953	14,230
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.876% VRN 1/15/49 (a) (g)	3,156,610	20,445
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	160,402
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.404% VRN 7/15/48 (a) (g)	6,476,325	4,996
Series 2014-C25, Class XA, 0.426% VRN 11/15/47 (a) (g)	745,998	1,308
Series 2015-C29, Class XA, 0.523% VRN 5/15/48 (a) (g)	2,849,525	147
Series 2015-C28, Class XA, 1.026% VRN 10/15/48 (a) (g)	257,123	17
Series 2014-C23, Class D, 3.966% VRN 9/15/47 (a) (b) (g)	391,000	343,115
KIND Trust, Series 2021-KIND, Class A, 1 mo. USD Term SOFR + 1.064%
5.390% FRN 8/15/38 (a) (b)	158,675	156,098
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600% 9/15/49	108,055	105,512
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.838% VRN 12/15/48 (a) (g)	5,176,597	24,541
MSWF Commercial Mortgage Trust
Series 2023-1, Class A4, 5.472% 5/15/56	250,000	252,602
Series 2023-2, Class A5, 6.014% VRN 12/15/56 (a) (g)	250,000	264,641
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
5.717% FRN 3/15/39 (a) (b)	540,000	537,976
NJ Trust, Series 2023-GSP, Class A,
6.481% VRN 1/06/29 (a) (b) (g)	200,000	209,048
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
5.961% FRN 3/15/39 (a) (b)	250,000	249,688
NYC Trust, Series 2024-3ELV, Class A, 1 mo. USD Term SOFR + 1.991%
6.310% FRN 8/15/29 (a) (b)	120,000	119,963
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A,
5.196% VRN 7/15/39 (a) (b) (g)	330,000	333,385

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.832%
6.154% FRN 9/17/39 (a) (b)	$97,562	$97,684
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
1.820% VRN 10/10/48 (a) (g)	2,730,345	32,293
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (b)	260,000	215,373
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014%
7.335% FRN 3/15/38 (a) (b)	296,082	295,157
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.524% VRN 7/15/58 (a) (g)	7,411,580	4,664
Series 2015-P2, Class XA, 0.903% VRN 12/15/48 (a) (g)	3,268,841	6,783
Series 2019-C53, Class XA, 1.025% VRN 10/15/52 (a) (g)	3,751,288	142,864
Series 2017-C38, Class A4, 3.190% 7/15/50	285,050	276,308
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	315,297
Series 2024-C63, Class A5, 5.309% 8/15/57	140,000	140,884
		10,217,017
Home Equity Asset-Backed Securities — 0.0%
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474%
4.343% FRN 10/25/36 (a)	51,218	16,286
Other Asset-Backed Securities — 4.2%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000%
6.293% FRN 4/20/36 (a) (b)	200,000	200,070
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750%
6.052% FRN 10/15/36 (a) (b)	450,000	451,688
Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD Term SOFR + 1.360%
5.709% FRN 1/22/38 (a) (b)	570,000	568,858
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, 3 mo. USD Term SOFR + 1.480%
5.782% FRN 7/15/37 (a) (b)	170,000	170,020
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800%
6.093% FRN 10/20/36 (a) (b)	200,000	200,357
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (b)	329,871	329,036
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.390%
5.961% FRN 10/20/37 (a) (b)	240,000	240,184
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
5.685% FRN 7/17/34 (a) (b)	200,000	200,072
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (b)	128,750	119,684
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (b)	411,145	373,556
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
5.584% FRN 4/15/31 (a) (b)	141,368	141,297
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, 3 mo. USD Term SOFR + 1.520%
5.813% FRN 4/20/37 (a) (b)	170,000	170,295

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
5.813% FRN 4/20/37 (a) (b)	$100,000	$100,150
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200%
6.502% FRN 7/15/36 (a) (b)	270,000	271,140
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (b)	72,255	66,713
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.610% FRN 1/22/35 (a) (b)	250,000	249,915
M&T Equipment Notes, Series 2024-1A, Class A4
4.940% 8/18/31 (b)	250,000	252,509
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (b)	175,956	169,373
Mosaic Solar Loan Trust, Series 2020-2A, Class B
2.210% 8/20/46 (b)	205,533	167,153
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	136,600	131,325
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
6.073% FRN 11/16/36 (a) (b)	250,000	251,077
Palmer Square CLO Ltd., Series 2021-1A, Class A1AR, 3 mo. USD Term SOFR + 1.150%
5.472% FRN 4/20/38 (a) (b)	340,000	338,468
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
6.123% FRN 1/20/37 (a) (b)	400,000	401,185
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, 3 mo. USD Term SOFR + 1.390%
5.704% FRN 1/30/38 (a) (b)	180,000	179,816
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, 3 mo. USD Term SOFR + 1.210%
1.000% FRN 4/15/38 (a) (b) (e)	330,000	329,271
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (b)	320,335	283,978
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (b)	399,965	277,362
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.036% 3/25/55 (b)	340,000	328,403
Sycamore Tree CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.200%
5.482% FRN 4/20/38 (a) (b)	300,000	299,344
Textainer Marine Containers VII Ltd.
Series 2020-2A, Class A, 2.100% 9/20/45 (b)	282,350	263,577
Series 2024-1A, Class A, 5.250% 8/20/49 (b)	188,800	189,095
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (b)	500,000	479,970
		8,194,941
Student Loans Asset-Backed Securities — 0.9%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314%
5.635% FRN 12/26/47 (a) (b)	139,041	139,133
ELFI Graduate Loan Program LLC, Series 2020-A, Class A
1.730% 8/25/45 (b)	222,925	204,627
SMB Private Education Loan Trust
Series 2024-A, Class A1A, 5.240% 3/15/56 (b)	256,119	258,571

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-C, Class A1B, 30 day USD SOFR Average + 1.100% 5.447% FRN 6/17/52 (a) (b)	$314,614	$316,713
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	324,713
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	469,070
		1,712,827
Whole Loan Collateral Collateralized Mortgage Obligations — 4.7%
Angel Oak Mortgage Trust, Series 2024-10, Class A1,
5.348% STEP 10/25/69 (b)	238,601	238,184
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
5.055% VRN 4/25/37 (a) (g)	403,272	367,884
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 4.358% VRN 2/25/47 (a) (g)	612,698	566,081
Series 2007-3, Class A21, 6.000% 4/25/37	1,285,015	605,868
Series 2007-14, Class A6, 6.000% 9/25/37	1,085,777	538,450
GCAT Trust, Series 2024-INV3, Class A17,
6.500% VRN 9/25/54 (a) (b) (g)	88,935	90,568
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454%
4.771% FRN 12/19/36 (a)	344,689	308,399
HOMES Trust, Series 2024-NQM1, Class A1,
5.915% STEP 7/25/69 (b)	360,646	362,649
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (a) (b) (g)	1,028,000	694,866
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.647% VRN 7/25/35 (a) (g)	193,979	174,470
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.500% VRN 2/25/54 (a) (b) (g)	413,473	420,030
Series 2024-INV3, Class A1, 6.500% VRN 6/25/54 (a) (b) (g)	348,526	354,489
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (b)	399,679	396,451
OBX Trust, Series 2024-NQM11, Class A1,
5.875% STEP 6/25/64 (b)	352,507	354,227
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	284,513	285,820
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (a) (b) (g)	623,694	250,699
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714%
6.000% FRN 4/25/37 (a)	120,243	95,652
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
4.680% VRN 10/25/37 (a) (g)	425,479	337,790
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (a) (b) (g)	1,000,000	639,293
Series 2021-R1, Class M1, 2.338% 10/25/63 (b)	1,500,000	1,338,311
Series 2022-6, Class A1, 4.910% STEP 6/25/67 (b)	218,800	217,477
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	550,619	481,935
		9,119,593

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,302,969)		30,592,610

SOVEREIGN DEBT OBLIGATIONS — 2.5%
Brazil Letras do Tesouro Nacional
0.000% 1/01/26 BRL (f)	708,000	111,628

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/27 BRL (f)	$2,920,000	$476,336
10.000% 1/01/33 BRL (f)	3,249,000	448,495
Brazilian Government International Bond
3.750% 9/12/31	950,000	846,681
5.625% 2/21/47	300,000	245,115
Colombia Government International Bond
3.250% 4/22/32	230,000	178,503
4.125% 2/22/42	440,000	276,980
Indonesia Government International Bond
3.500% 1/11/28	320,000	310,807
Jamaica Government International Bond
9.625% 11/03/30 JMD (f)	22,000,000	144,073
Mexico Government International Bond
2.659% 5/24/31	200,000	168,261
3.750% 1/11/28	205,000	198,530
4.280% 8/14/41	450,000	340,969
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	190,050
Peruvian Government International Bond
6.550% 3/14/37	260,000	276,926
Provincia de Buenos Aires/Government Bond,
6.625% STEP 9/01/37 (b)	508,086	325,175
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	288,813
		4,827,342

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,176,640)		4,827,342

U.S. Government Agency Obligations and Instrumentalities (h) — 33.7%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K-157, Class X1, 0.254% VRN 5/25/33 (a) (g)	10,397,024	217,386
Series K-154, Class X1, 0.353% VRN 1/25/33 (a) (g)	7,096,194	186,465
Series K124, Class X1, 0.716% VRN 12/25/30 (a) (g)	5,854,194	196,402
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	70,328	61,108
Series 4991, Class QV, 2.000% 9/25/45	90,043	74,475
Series 5085, Class NI, 2.000% 3/25/51	1,239,981	153,331
Series 5274, Class IO, 2.500% 1/25/51	604,013	100,981
Series 5071, Class IH, 2.500% 2/25/51	224,034	30,081
Series 5377, Class IO, 2.500% 12/25/51	809,373	104,701
Series 4481, Class B, 3.000% 12/15/42	670,838	651,727
Series 4483, Class CA, 3.000% 6/15/44	1,237,534	1,184,016
Series 4391, Class MZ, 3.000% 9/15/44	136,972	120,823
Series 5180, Class IN, 3.000% 7/25/51	1,258,227	251,254
Series 5483, Class FD, 30 day USD SOFR Average + 1.300% 5.640% FRN 12/25/54 (a)	104,630	104,689
Federal National Mortgage Association Interest STRIPS Series 440, Class C50 4.500% 10/25/53	921,433	211,823
Federal National Mortgage Association REMICS
Series 2018-21, 0.000% 4/25/48	550,541	403,536
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000%FRN 8/25/51 (a)	951,279	30,356
Series 2021-65, Class JA, 2.000% 1/25/46	64,803	57,091

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-57, Class TA, 2.000% 4/25/50	$213,776	$187,383
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	235,804
Series 2014-6, Class Z, 2.500% 2/25/44	132,164	114,527
Series 2012-118, Class VZ, 3.000% 11/25/42	114,490	103,248
Series 2021-18, Class ZG, 3.000% 6/25/50	2,713,479	1,758,054
Series 2020-96, Class IN, 3.000% 1/25/51	362,995	62,875
Series 2015-65, Class CZ, 3.500% 9/25/45	139,784	118,971
Government National Mortgage Association
Series 2022-210, Class IO, 0.701% VRN 7/16/64 (a) (g)	1,458,991	93,557
Series 2022-216, Class IO, 0.749% VRN 7/16/65 (a) (g)	1,471,816	89,969
Series 2020-91, Class IU, 0.965% VRN 5/16/62 (a) (g)	3,453,199	219,526
Series 2022-3, Class B, 1.850% 2/16/61	500,000	261,394
Series 2020-175, Class GI, 2.000% 11/20/50	129,105	15,303
Series 2022-113, Class Z, 2.000% 9/16/61	1,267,791	671,777
Series 2023-92, Class AH, 2.000% 6/16/64	99,481	75,272
Series 2022-220, Class E, 3.000% VRN 10/16/64 (a) (g)	100,000	71,027
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000%FRN 4/20/51 (a)	1,025,850	21,945
Series 2021-115, Class MI, 2.500% 5/20/51	472,029	54,624
Series 2021-96, Class VI, 2.500% 6/20/51	383,867	56,183
Series 2021-176, Class IN, 2.500% 10/20/51	457,215	67,860
Series 2022-189, Class PT, 2.500% 10/20/51	85,071	69,422
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	78,996
Series 2021-57, Class BI, 3.000% 3/20/51	557,659	95,352
Series 2021-98, Class IG, 3.000% 6/20/51	829,085	145,606
Series 2021-137, Class IQ, 3.000% 8/20/51	1,099,312	189,622
Series 2021-117, Class ID, 3.500% 6/20/51	625,414	108,542
Series 2023-130, Class IO, 4.000% 8/20/47	1,355,715	248,206
Series 2020-H20, Class FA, 1 mo. USD Term SOFR + 0.464% 4.773% FRN 4/20/70 (a)	163,627	161,129
		9,516,419
Pass-Through Securities — 27.4%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	395,188	327,600
Pool #RB5110 1.500% 5/01/41	440,779	363,777
Pool #RB5117 1.500% 7/01/41	372,895	307,190
Pool #RB5105 2.000% 3/01/41	203,043	174,100
Pool #RB5131 2.000% 10/01/41	523,602	446,805
Pool #RB5138 2.000% 12/01/41	381,668	325,418
Pool #SC0313 2.000% 1/01/42	416,660	353,357
Pool #RB5145 2.000% 2/01/42	629,091	533,513
Pool #QK1354 2.000% 2/01/42	78,799	66,827
Pool #SC0384 2.000% 4/01/42	255,785	218,929
Pool #RB5153 2.000% 4/01/42	725,578	613,981
Pool #SC0319 2.000% 4/01/42	81,621	69,663
Pool #QB3535 2.000% 9/01/50	470,564	376,426
Pool #QB4985 2.000% 11/01/50	65,005	52,326
Pool #SD4400 2.000% 2/01/51 (e)	90,624	73,174
Pool #SD0715 2.000% 9/01/51	1,569,118	1,275,803
Pool #QD3960 2.000% 1/01/52	319,949	257,141
Pool #RB5149 2.500% 3/01/42	78,336	68,436
Pool #QK1449 2.500% 4/01/42	156,525	136,742
Pool #RB5154 2.500% 4/01/42	160,328	140,065
Pool #G08520 2.500% 1/01/43	412,385	364,256
Pool #SD7521 2.500% 7/01/50	174,027	147,301
Pool #SD7525 2.500% 10/01/50	548,029	463,868

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA3913 2.500% 11/01/50	$201,992	$170,845
Pool #RA4142 2.500% 12/01/50	253,523	214,430
Pool #SD7534 2.500% 2/01/51	127,935	108,847
Pool #SD2991 2.500% 9/01/51	85,334	72,149
Pool #SD0777 2.500% 11/01/51	78,109	65,650
Pool #SD0857 2.500% 1/01/52	404,647	340,482
Pool #SD1749 2.500% 4/01/52	84,336	71,068
Pool #SD7554 2.500% 4/01/52	556,484	469,981
Pool #841703 1 yr. USD RFUCCT + 1.634% 2.831% FRN 12/01/50 (a)	259,358	244,547
Pool #QK1512 3.000% 5/01/42	143,605	129,444
Pool #RA2797 3.000% 6/01/50	50,039	43,525
Pool #QC3242 3.000% 6/01/51	386,877	340,385
Pool #SD8174 3.000% 10/01/51	1,178,122	1,026,786
Pool #SD0781 3.000% 11/01/51	69,458	60,742
Pool #QD6216 3.000% 2/01/52	75,080	65,659
Pool #QD7333 3.000% 2/01/52	84,327	73,745
Pool #SD7555 3.000% 8/01/52	796,610	700,131
Pool #G08632 3.500% 3/01/45	538,551	496,590
Pool #SD1218 4.000% 7/01/49	282,703	267,701
Pool #SD2866 4.000% 7/01/49	83,557	79,637
Pool #SD5352 4.000% 7/01/50	451,893	430,885
Pool #RA7185 4.000% 4/01/52	313,851	294,964
Pool #RA7186 4.000% 4/01/52	156,204	147,146
Pool #SD7560 4.000% 2/01/53	166,012	156,800
Pool #SD2792 4.500% 3/01/47	78,525	77,560
Pool #SD1143 4.500% 9/01/50	1,013,984	983,591
Pool #SD0615 4.500% 1/01/51	73,657	71,495
Pool #SD2394 4.500% 11/01/52	85,523	82,158
Pool #SD1775 4.500% 11/01/52	171,985	165,808
Pool #SD2355 4.500% 12/01/52	83,143	79,871
Pool #SD1305 5.000% 7/01/52	392,125	385,740
Pool #SD1741 5.000% 10/01/52	332,352	329,554
Pool #SD2591 5.000% 3/01/53	83,617	82,704
Pool #RA8790 5.000% 4/01/53	175,351	172,779
Pool #RA8694 5.000% 4/01/53	173,851	172,441
Pool #SD3722 5.000% 5/01/53	82,696	81,845
Pool #SD2245 5.500% 12/01/52	85,979	86,749
Pool #SD2138 5.500% 1/01/53	86,690	87,501
Pool #SD2723 5.500% 3/01/53	89,917	90,357
Pool #SD2688 5.500% 4/01/53	85,880	86,568
Pool #SD2511 5.500% 4/01/53	80,677	81,043
Pool #QG1295 5.500% 4/01/53	85,191	85,709
Pool #SD2762 5.500% 5/01/53	85,546	86,231
Pool #SD2756 5.500% 5/01/53	83,035	83,649
Pool #SD2892 5.500% 5/01/53	81,273	81,925
Pool #QG7311 5.500% 7/01/53	87,598	87,753
Pool #RA9437 5.500% 7/01/53	87,433	87,916
Pool #SD5384 5.500% 7/01/53	95,330	95,737
Pool #SD3475 5.500% 8/01/53	88,002	88,735
Pool #SD2284 6.000% 12/01/52	78,500	80,187
Pool #SD2578 6.000% 3/01/53	161,360	164,805
Pool #SD3432 6.000% 7/01/53	83,190	85,259
Pool #SD3642 6.000% 9/01/53	83,618	86,042
Pool #SD3737 6.000% 9/01/53	87,949	89,895
Pool #RJ1350 6.000% 4/01/54	95,106	97,269
Pool #SD5143 6.000% 4/01/54	178,677	183,131
Pool #SD5876 6.000% 5/01/54	95,709	98,095
Pool #SD5691 6.000% 6/01/54	99,132	101,263

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD5709 6.000% 7/01/54	$93,558	$95,525
Pool #SD2452 6.500% 2/01/53	74,452	77,492
Pool #RA8904 6.500% 4/01/53	141,991	147,569
Pool #RA9081 6.500% 5/01/53	79,365	82,656
Pool #SD4030 6.500% 10/01/53	166,679	173,570
Pool #RJ0954 6.500% 2/01/54	81,501	84,778
Pool #RJ1358 6.500% 4/01/54	91,423	95,100
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	79,728	65,343
Pool #FP0028 2.000% 8/01/40	85,471	73,630
Pool #MA4422 2.000% 9/01/41	730,512	623,685
Pool #MA4474 2.000% 11/01/41	149,841	127,816
Pool #MA4501 2.000% 12/01/41	76,559	65,279
Pool #MA4540 2.000% 2/01/42	154,849	131,322
Pool #MA4606 2.000% 5/01/42	247,520	209,450
Pool #BQ3331 2.000% 8/01/50	69,833	55,863
Pool #CA7023 2.000% 9/01/50	66,507	53,368
Pool #CA7224 2.000% 10/01/50	130,925	105,060
Pool #BQ4926 2.000% 10/01/50	65,998	52,795
Pool #MA4237 2.000% 1/01/51	210,238	168,179
Pool #FS4654 2.000% 7/01/51	175,182	140,136
Pool #FS4270 2.000% 3/01/52	86,943	69,984
Pool #FA0354 2.000% 3/01/52 (e)	99,089	80,133
Pool #FA0659 2.000% 5/01/52	298,415	240,767
Pool #BS4941 2.460% 4/01/32	978,200	854,146
Pool #MA4177 2.500% 11/01/40	51,859	45,973
Pool #MA4571 2.500% 3/01/42	76,739	67,041
Pool #BV7697 2.500% 4/01/42	332,686	290,640
Pool #MA4587 2.500% 4/01/42	159,003	138,907
Pool #MA4607 2.500% 5/01/42	80,294	70,146
Pool #FM4052 2.500% 9/01/50	2,104,788	1,781,552
Pool #FM7673 2.500% 6/01/51	286,532	241,365
Pool #FS0028 2.500% 9/01/51	75,730	63,958
Pool #FM8786 2.500% 10/01/51	77,029	65,055
Pool #FS0549 2.500% 2/01/52	243,412	205,118
Pool #FS3368 2.500% 3/01/52	83,470	70,234
Pool #FS2595 2.500% 3/01/52	166,599	140,181
Pool #FS0835 2.500% 3/01/52	80,754	68,000
Pool #FS6620 2.500% 3/01/52	181,703	153,458
Pool #CB3044 2.500% 3/01/52 (e)	81,261	68,604
Pool #FS1626 2.500% 4/01/52	162,617	136,678
Pool #BF0560 2.500% 9/01/61	77,435	62,058
Pool #FS1542 3.000% 4/01/42	150,466	135,910
Pool #CB3542 3.000% 5/01/42	74,499	67,223
Pool #MA4643 3.000% 5/01/42	79,721	71,860
Pool #MA4632 3.000% 6/01/42	326,065	293,912
Pool #MA2248 3.000% 4/01/45	250,972	219,792
Pool #AS7661 3.000% 8/01/46	240,586	210,170
Pool #FM9934 3.000% 12/01/48	749,621	666,564
Pool #FM9564 3.000% 2/01/50	886,298	788,098
Pool #CA6315 3.000% 7/01/50	81,701	71,576
Pool #CA7531 3.000% 10/01/50	66,286	58,507
Pool #FM8480 3.000% 11/01/50	52,785	46,310
Pool #FM7531 3.000% 5/01/51	59,067	51,784
Pool #FM9464 3.000% 11/01/51	141,935	124,834
Pool #BU1421 3.000% 1/01/52	78,948	69,362
Pool #FS2463 3.000% 2/01/52	497,462	435,037
Pool #FS1289 3.000% 3/01/52	377,389	333,806

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB3833 3.000% 6/01/52	$84,661	$74,037
Pool #FS8124 3.000% 6/01/52	278,477	244,054
Pool #CB3386 3.500% 4/01/42	75,559	70,220
Pool #FM7100 3.500% 6/01/50	101,018	92,490
Pool #FS1240 3.500% 12/01/51	73,765	67,238
Pool #FS1237 3.500% 12/01/51	222,266	203,155
Pool #FS1241 3.500% 1/01/52	82,434	74,883
Pool #FS1462 3.500% 1/01/52	153,773	140,503
Pool #FS2296 3.500% 1/01/52	370,569	336,276
Pool #FS1092 3.500% 4/01/52	467,477	424,639
Pool #FS1454 3.500% 4/01/52	161,287	146,603
Pool #FS1555 3.500% 4/01/52	157,007	142,968
Pool #BV8546 3.500% 5/01/52	150,326	137,213
Pool #FS1556 3.500% 5/01/52	635,059	579,663
Pool #FS1866 3.500% 5/01/52	85,279	77,387
Pool #FM3049 4.000% 4/01/44	177,560	169,790
Pool #CA2472 4.000% 10/01/48	49,937	47,021
Pool #CB3272 4.000% 4/01/52	161,756	152,376
Pool #CB3320 4.000% 4/01/52	80,165	75,341
Pool #CB3614 4.000% 5/01/52	79,544	74,931
Pool #FS2023 4.000% 5/01/52	167,220	157,471
Pool #FM1263 4.500% 7/01/49	33,762	32,750
Pool #FS4480 4.500% 3/01/50	77,469	76,091
Pool #MA4031 4.500% 5/01/50	19,650	19,043
Pool #FS0067 4.500% 9/01/51	59,508	57,725
Pool #FS2914 4.500% 9/01/52	81,956	79,089
Pool #BX2186 4.500% 11/01/52	72,046	69,211
Pool #FS3977 4.500% 11/01/52	43,398	41,691
Pool #FS3836 4.500% 1/01/53	80,954	77,769
Pool #FS7940 4.500% 9/01/53	181,242	176,546
Pool #CB3880 5.000% 6/01/52	74,333	73,731
Pool #BW0048 5.000% 7/01/52	73,375	72,299
Pool #CB4103 5.000% 7/01/52	157,107	157,011
Pool #BW9916 5.000% 10/01/52	79,888	78,529
Pool #FS3249 5.000% 11/01/52	75,194	74,115
Pool #FS5708 5.000% 6/01/53	83,657	82,927
Pool #FS5155 5.000% 7/01/53	166,779	166,365
Pool #CB5108 5.500% 11/01/52	167,694	168,882
Pool #FS3672 5.500% 2/01/53	87,188	88,105
Pool #FS4166 5.500% 4/01/53	86,565	87,211
Pool #CB6322 5.500% 5/01/53	87,344	87,826
Pool #FS4805 5.500% 5/01/53	87,800	87,961
Pool #FS5647 5.500% 7/01/53	87,521	88,291
Pool #FS5270 5.500% 7/01/53	86,084	86,748
Pool #CB7109 5.500% 9/01/53	356,684	359,655
Pool #CB5316 6.000% 12/01/52	154,772	158,002
Pool #FS4454 6.000% 4/01/53	85,447	87,417
Pool #FS4573 6.000% 5/01/53	166,099	170,499
Pool #CB6753 6.000% 7/01/53	254,978	261,733
Pool #FS5306 6.000% 7/01/53	80,374	82,855
Pool #FS6242 6.000% 11/01/53	90,754	93,130
Pool #FS7997 6.000% 5/01/54	188,424	192,120
Pool #CB5497 6.500% 1/01/53	221,497	230,683
Pool #BX7702 6.500% 2/01/53	66,270	68,874
Pool #FS7624 6.500% 3/01/54	84,765	88,174
Pool #CB8388 6.500% 4/01/54	230,363	238,980
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50	59,408	48,630

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7135 2.000% 1/20/51	$126,128	$103,171
Pool #MA7184 2.000% 2/20/51	282,429	224,834
Pool #MA7303 2.000% 4/20/51	290,171	230,997
Pool #BS8546 2.500% 12/20/50	63,388	53,197
Pool #785662 2.500% 10/20/51	2,013,026	1,673,652
Pool #785764 2.500% 11/20/51	558,902	474,633
Pool #MA7368 3.000% 5/20/51	172,995	153,383
Pool #MA7590 3.000% 9/20/51	472,233	418,698
Pool #786150 3.000% 3/20/52	80,359	70,597
Pool #786583 3.000% 3/20/52	171,536	150,696
Pool #786843 3.000% 3/20/52	169,113	148,567
Pool #MA5594 3.500% 11/20/48	139,898	129,302
Pool #MA6711 3.500% 6/20/50	238,218	219,952
Pool #MA6997 3.500% 11/20/50	291,155	268,830
Pool #MA7883 3.500% 2/20/52	543,380	498,659
Pool #786216 3.500% 6/20/52	143,407	129,946
Pool #MA5078 4.000% 3/20/48	150,659	143,026
Pool #MA5763 4.000% 2/20/49	131,806	124,757
Pool #MA5817 4.000% 3/20/49	54,692	51,767
Pool #MA5876 4.000% 4/20/49	43,522	41,195
Pool #MA8045 4.000% 5/20/52	162,882	153,255
Pool #CK9592 4.000% 6/20/52	78,529	73,495
Pool #786429 4.000% 6/20/52	84,814	79,828
Pool #MA5193 4.500% 5/20/48	24,239	23,652
Pool #MA5265 4.500% 6/20/48	163,574	159,613
Pool #MA5399 4.500% 8/20/48	60,593	59,107
Pool #MA5652 4.500% 12/20/48	29,251	28,488
Pool #MA5711 4.500% 1/20/49	363,591	354,105
Pool #MA5818 4.500% 3/20/49	129,702	126,318
Pool #786366 4.500% 8/20/52	166,304	160,407
Pool #786335 4.500% 9/20/52	160,251	154,568
Pool #MA5194 5.000% 5/20/48	15,966	16,001
Pool #MA5597 5.000% 11/20/48	32,128	32,099
Pool #MA5653 5.000% 12/20/48	39,171	39,124
Pool #MA5712 5.000% 1/20/49	31,174	31,136
Pool #MA5878 5.000% 4/20/49	15,832	15,818
Pool #MA6287 5.000% 11/20/49	14,276	14,295
Pool #MA6413 5.000% 1/20/50	31,148	31,149
Pool #786340 5.000% 9/20/52	82,996	82,635
Pool #786474 5.000% 1/20/53	82,909	82,316
Pool #MA8569 5.000% 1/20/53	82,799	81,585
Pool #MA8647 5.000% 2/20/53	84,268	83,165
Pool #MA8725 5.000% 3/20/53	85,276	83,999
Pool #MA8429 5.500% 11/20/52	232,728	234,501
Pool #MA8726 5.500% 3/20/53	157,943	158,949
Pool #MA8801 5.500% 4/20/53	319,868	321,906
Pool #786835 5.500% 8/20/53	87,285	88,305
Pool #787485 5.500% 7/20/54	95,610	96,936
Pool #787228 6.000% 1/20/54	686,719	708,862
Pool #787276 6.000% 2/20/54	180,165	186,482
Pool #787236 6.500% 1/20/54	148,256	154,677
Pool #787214 6.500% 1/20/54	78,451	81,996
Government National Mortgage Association II, TBA
3.000% 4/20/55 (e)	200,000	177,147
4.000% 4/20/55 (e)	300,000	280,879
4.500% 4/20/55 (e)	100,000	95,955
5.000% 4/20/55 (e)	1,300,000	1,278,890
5.500% 4/20/55 (e)	1,100,000	1,102,412

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 4/20/55 (e)	$100,000	$101,492
6.500% 4/20/55 (e)	200,000	204,739
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/55 (e)	200,000	159,086
2.500% 4/01/55 (e)	200,000	166,313
3.000% 4/01/55 (e)	900,000	780,152
5.000% 4/01/55 (e)	500,000	490,059
5.500% 4/01/55 (e)	1,200,000	1,198,453
6.000% 4/01/55 (e)	900,000	914,063
6.500% 4/01/55 (e)	300,000	309,398
		53,384,157
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%
8.090% FRN 2/25/42 (a) (b)	490,000	506,176
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700% 7.040% FRN 7/25/43 (a) (b)	240,000	246,672
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 7.440% FRN 3/25/42 (a) (b)	2,000,000	2,062,501
		2,815,349

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $69,574,672)		65,715,925

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds & Notes — 7.0%
U.S. Treasury Bonds
4.125% 8/15/44	60,000	56,212
4.125% 8/15/53	250,000	230,312
4.250% 8/15/54	790,000	745,439
4.500% 2/15/44	70,000	68,909
4.500% 11/15/54	630,000	620,550
4.625% 11/15/44	220,000	220,275
4.625% 5/15/54	220,000	220,619
4.750% 2/15/45	270,000	274,978
4.750% 11/15/53	400,000	408,859
U.S. Treasury Inflation-Indexed Notes
1.875% 7/15/34	1,123,264	1,133,704
U.S. Treasury Notes
3.625% 9/30/31	2,270,000	2,213,073
3.875% 8/15/34	360,000	350,831
4.000% 2/28/30	80,000	80,181
4.000% 2/15/34	170,000	167,662
4.125% 11/30/29	160,000	161,225
4.125% 3/31/31	5,700,000	5,727,610
4.250% 1/15/28	20,000	20,188
4.250% 2/28/31	240,000	242,738
4.250% 11/15/34	220,000	220,619
4.875% 11/30/25	400,000	401,765
		13,565,749

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,622,631)		$13,565,749

TOTAL BONDS & NOTES (Cost $200,678,900)		187,483,851

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $255,515)		273,385

TOTAL LONG-TERM INVESTMENTS (Cost $200,934,415)		187,757,236

SHORT-TERM INVESTMENTS — 5.2%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (i)	$795,798	795,798

Repurchase Agreement — 4.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (j)	9,411,905	9,411,905

TOTAL SHORT-TERM INVESTMENTS (Cost $10,207,703)		10,207,703

TOTAL INVESTMENTS — 101.5% (Cost $211,142,118) (k)		197,964,939

Other Assets/(Liabilities) — (1.5)%		(2,877,433)

NET ASSETS — 100.0%		$195,087,506

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $42,775,750 or 21.93% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $905,787 or 0.46% of net assets. The Fund received $129,430 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(j)	Maturity value of $9,412,624. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $9,600,256.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call CNY Put	BNP Paribas S.A.	4/29/25	7.29	1,110,000	USD	1,110,000	$1,110	$7,248	$(6,138)
							$1,110	$7,248	$(6,138)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 6-7 Year Future	4/11/25	111.50	102	USD	11,344,313	$47,813	$42,052	$5,761
U.S. Treasury Note 10 Year Future	4/25/25	113.50	72	USD	8,007,750	10,125	9,546	579
3 Month SOFR Future	6/13/25	96.00	166	USD	39,806,800	37,350	34,024	3,326
3 Month SOFR Future	9/12/25	96.13	121	USD	29,097,475	74,112	56,504	17,608
3 Month SOFR Future	6/12/26	96.75	80	USD	19,311,000	77,000	70,168	6,832
						$246,400	$212,294	$34,106
Put
U.S. Treasury Note 6-7 Year Future	4/11/25	110.25	102	USD	11,344,313	$19,125	$27,411	$(8,286)
U.S. Treasury Note 10 Year Future	4/25/25	109.00	72	USD	8,007,750	6,750	8,562	(1,812)
						$25,875	$35,973	$(10,098)
						$272,275	$248,267	$24,008

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	5/23/25	111.00	34	USD	3,781,438	$(40,906)	$(36,441)	$(4,465)
U.S. Treasury Note 10 Year Future	5/23/25	114.00	72	USD	8,007,750	(21,375)	(17,438)	(3,937)
3 Month SOFR Future	6/13/25	96.25	115	USD	27,577,000	(14,375)	(11,258)	(3,117)
3 Month SOFR Future	6/13/25	96.50	67	USD	16,066,600	(5,444)	(7,816)	2,372
SOFR 1 Year Mid Curve Future	9/12/25	96.81	121	USD	29,213,938	(71,844)	(55,996)	(15,848)
3 Month SOFR Future	12/12/25	97.50	86	USD	20,720,625	(17,738)	(21,320)	3,582
						$(171,682)	$(150,269)	$(21,413)
Put
U.S. Treasury Bond Future	4/25/25	110.00	20	USD	2,345,625	$(625)	$(6,215)	$5,590
U.S. Treasury Note 10 Year Future	4/25/25	108.00	39	USD	4,337,531	(1,219)	(15,167)	13,948
U.S. Treasury Note 10 Year Future	5/23/25	108.50	72	USD	8,007,750	(14,625)	(16,329)	1,704
U.S. Treasury Note 10 Year Future	5/23/25	111.00	34	USD	3,781,438	(33,469)	(36,035)	2,566
						$(49,938)	$(73,746)	$23,808
						$(221,620)	$(224,015)	$2,395

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	4/16/25	AUD	1,576,624	USD	976,236	$9,030
Bank of America N.A.	4/16/25	EUR	380,000	USD	397,297	13,904
Bank of America N.A.	4/16/25	MXN	36,000,000	USD	1,747,575	8,216
Bank of America N.A.	4/16/25	USD	251,144	EUR	240,000	(8,562)
Bank of America N.A.	4/16/25	USD	1,739,372	MXN	36,000,000	(16,419)
BNP Paribas SA	4/16/25	EUR	200,000	USD	209,125	7,296
BNP Paribas SA	4/16/25	USD	1,321,625	GBP	1,072,007	(63,093)
BNP Paribas SA	4/16/25	USD	116,029	CAD	166,366	337
BNP Paribas SA	5/06/25	CNH	2,560,544	USD	355,000	(1,770)
Citibank N.A.	4/16/25	INR	18,270,000	USD	210,545	2,979
Citibank N.A.	4/16/25	CHF	3,860	USD	4,276	94
Citibank N.A.	4/16/25	JPY	268,119,864	USD	1,722,009	68,368
Citibank N.A.	4/16/25	MXN	24,710,000	USD	1,199,589	5,566
Citibank N.A.	4/16/25	USD	1,186,758	MXN	24,710,000	(18,397)
Citibank N.A.	4/16/25	USD	1,249,230	INR	109,120,000	(26,065)
Citibank N.A.	4/16/25	USD	1,525,913	JPY	230,050,000	(10,251)
Goldman Sachs International	4/16/25	EUR	190,000	USD	198,693	6,908
Goldman Sachs International	4/16/25	MXN	36,000,000	USD	1,737,919	17,872
Goldman Sachs International	4/16/25	USD	1,746,649	MXN	36,000,000	(9,142)
JP Morgan Chase Bank N.A.	4/16/25	CNH	12,210,000	USD	1,684,897	(2,693)
JP Morgan Chase Bank N.A.	4/16/25	USD	4,119,429	CNH	30,234,550	(46,063)
JP Morgan Chase Bank N.A.	4/16/25	USD	196,544	INR	17,290,000	(5,526)
Morgan Stanley & Co. LLC	4/16/25	MXN	107,769,251	USD	5,211,127	44,990
Morgan Stanley & Co. LLC	4/16/25	USD	2,427,285	EUR	2,346,294	(111,655)
Morgan Stanley & Co. LLC	4/16/25	USD	5,221,821	MXN	107,769,251	(34,297)
Morgan Stanley & Co. LLC	4/16/25	EUR	1,110,000	USD	1,181,047	20,091
						$(148,282)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/25	43	$5,024,325	$18,769
U.S. Treasury Note 10 Year	6/18/25	133	14,771,942	20,152
U.S. Treasury Ultra 10 Year	6/18/25	25	2,854,194	(1,069)
U.S. Treasury Ultra Bond	6/18/25	50	6,059,755	52,745
UK Long Gilt	6/26/25	15	1,793,685	(17,078)
U.S. Treasury Note 2 Year	6/30/25	63	13,034,192	17,636
3 Month SOFR Future	3/17/26	111	26,690,791	53,272
3 Month SOFR Future	3/16/27	71	17,068,883	71,405
				$215,832
Short
U.S. Treasury Note 5 Year	6/30/25	26	$(2,805,302)	$(6,761)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 44†	1.000%	Quarterly	6/20/30	BBB*	USD	16,893,000	$304,463	$334,609	$(30,146)
CDX.NA.HY Series 44†	5.000%	Quarterly	6/20/30	BB-*	USD	1,040,200	53,839	62,218	(8,379)
							$358,302	$396,827	$(38,525)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	1/17/28	USD	11,474,000	$125,371	$483	$124,888
12-Month USD SOFR	Annually	Fixed 4.040%	Annually	2/24/31	USD	8,529,000	151,609	(4,073)	155,682
Fixed 4.060%	Annually	12-Month USD SOFR	Annually	11/30/31	USD	18,111,000	(362,826)	(56,963)	(305,863)
Fixed 4.220%	Annually	12-Month USD SOFR	Annually	1/17/36	USD	2,699,000	(92,136)	—	(92,136)
Fixed 3.990%	Annually	12-Month USD SOFR	Annually	2/24/56	USD	2,021,000	(65,130)	(1,649)	(63,481)
							$(243,112)	$(62,202)	$(180,910)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 11.030%	Maturity	Bank of America N.A.	1/02/26	BRL	26,802,000	$(128,989)	$—	$(128,989)
BRL-CDI	Maturity	Fixed 10.230%	Maturity	JP Morgan Chase Bank N.A.	1/02/29	BRL	17,860,000	(349,850)	—	(349,850)
								$(478,839)	$—	$(478,839)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Communication Services — 8.2%
AT&T, Inc.	588,900	$16,654,092
Charter Communications, Inc. Class A (a) (b)	12,300	4,532,919
Comcast Corp. Class A	304,000	11,217,600
Fox Corp. Class A	29,000	1,641,400
Interpublic Group of Cos., Inc.	31,000	841,960
Match Group, Inc.	21,700	677,040
News Corp. Class A	32,700	890,094
Omnicom Group, Inc.	18,800	1,558,708
Verizon Communications, Inc.	364,000	16,511,040
Walt Disney Co.	156,500	15,446,550
		69,971,403
Consumer Discretionary — 6.1%
ADT, Inc.	66,300	539,682
AutoNation, Inc. (a)	7,000	1,133,440
Best Buy Co., Inc.	18,200	1,339,702
BorgWarner, Inc.	16,900	484,185
CarMax, Inc. (a)	13,300	1,036,336
Dick's Sporting Goods, Inc.	5,000	1,007,800
DR Horton, Inc.	30,700	3,902,891
eBay, Inc.	41,500	2,810,795
Expedia Group, Inc.	10,700	1,798,670
General Motors Co.	99,500	4,679,485
H&R Block, Inc.	11,600	636,956
Hasbro, Inc.	11,500	707,135
Lennar Corp. Class A	23,700	2,720,286
Lithia Motors, Inc.	2,300	675,142
LKQ Corp.	22,300	948,642
Lowe's Cos., Inc.	63,400	14,786,782
Mohawk Industries, Inc. (a)	5,200	593,736
Murphy USA, Inc.	1,700	798,677
NVR, Inc. (a)	310	2,245,761
Penske Automotive Group, Inc.	5,800	835,084
PulteGroup, Inc.	22,800	2,343,840
Ralph Lauren Corp.	3,450	761,553
Skechers USA, Inc. Class A (a)	10,900	618,902
Toll Brothers, Inc.	8,500	897,515
Ulta Beauty, Inc. (a)	4,000	1,466,160
Williams-Sonoma, Inc.	10,700	1,691,670
Wynn Resorts Ltd. (b)	9,200	768,200
		52,229,027
Consumer Staples — 6.3%
Altria Group, Inc.	146,300	8,780,926
Campbell's Co.	24,700	986,024

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Consolidated, Inc.	710	$958,500
Conagra Brands, Inc.	41,400	1,104,138
General Mills, Inc.	47,400	2,834,046
Hormel Foods Corp.	9,400	290,836
Ingredion, Inc.	5,600	757,176
Kenvue, Inc.	129,000	3,093,420
Keurig Dr. Pepper, Inc.	117,400	4,017,428
Kimberly-Clark Corp.	28,700	4,081,714
Kraft Heinz Co.	103,400	3,146,462
Kroger Co.	62,600	4,237,394
Molson Coors Beverage Co. Class B	16,500	1,004,355
Mondelez International, Inc. Class A	111,900	7,592,415
PepsiCo, Inc.	40,000	5,997,600
Sysco Corp.	42,300	3,174,192
Tyson Foods, Inc. Class A	24,800	1,582,488
		53,639,114
Energy — 4.8%
Antero Midstream Corp.	40,900	736,200
Baker Hughes Co.	85,800	3,770,910
Chevron Corp.	123,058	20,586,373
Coterra Energy, Inc.	49,500	1,430,550
EOG Resources, Inc.	49,700	6,373,528
Kinder Morgan, Inc.	192,300	5,486,319
Ovintiv, Inc.	22,500	963,000
Range Resources Corp.	20,600	822,558
TechnipFMC PLC	31,400	995,066
		41,164,504
Financials — 31.0%
Aflac, Inc.	47,200	5,248,168
Ally Financial, Inc.	19,500	711,165
American Financial Group, Inc.	6,000	788,040
American International Group, Inc.	51,400	4,468,716
Ameriprise Financial, Inc.	8,280	4,008,431
Apollo Global Management, Inc.	40,500	5,546,070
Arch Capital Group Ltd.	26,800	2,577,624
Assurant, Inc.	4,400	922,900
Axis Capital Holdings Ltd.	7,000	701,680
Bank of America Corp.	550,900	22,989,057
Bank of New York Mellon Corp.	59,500	4,990,265
Capital One Financial Corp.	25,000	4,482,500
Carlyle Group, Inc.	31,300	1,364,367
Chubb Ltd.	34,700	10,479,053
Cincinnati Financial Corp.	13,500	1,994,220
Citigroup, Inc.	126,200	8,958,938
Citizens Financial Group, Inc.	32,200	1,319,234
Comerica, Inc.	5,700	336,642
Commerce Bancshares, Inc.	9,580	596,163
Corebridge Financial, Inc.	48,100	1,518,517
Corpay, Inc. (a)	5,000	1,743,600
Cullen/Frost Bankers, Inc.	3,500	438,200
Discover Financial Services	19,500	3,328,650
East West Bancorp, Inc.	9,800	879,648
Equitable Holdings, Inc.	29,700	1,547,073
Everest Group Ltd.	3,700	1,344,321
Fidelity National Financial, Inc.	19,300	1,256,044

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fifth Third Bancorp	39,800	$1,560,160
First Citizens BancShares, Inc. Class A	1,080	2,002,450
First Horizon Corp.	22,300	433,066
Global Payments, Inc.	21,300	2,085,696
Goldman Sachs Group, Inc.	26,910	14,700,664
Hartford Insurance Group, Inc.	24,700	3,056,131
Huntington Bancshares, Inc.	102,900	1,544,529
JP Morgan Chase & Co.	167,800	41,161,340
Loews Corp.	18,400	1,691,144
LPL Financial Holdings, Inc.	5,400	1,766,556
M&T Bank Corp.	9,800	1,751,750
Markel Group, Inc. (a)	935	1,748,085
MetLife, Inc.	60,700	4,873,603
Morgan Stanley	139,700	16,298,799
Northern Trust Corp.	16,900	1,667,185
Old Republic International Corp.	21,500	843,230
PayPal Holdings, Inc. (a)	85,700	5,591,925
PNC Financial Services Group, Inc.	28,300	4,974,291
Primerica, Inc.	2,800	796,684
Principal Financial Group, Inc.	19,500	1,645,215
Progressive Corp.	25,000	7,075,250
Prudential Financial, Inc.	27,000	3,015,360
Raymond James Financial, Inc.	17,700	2,458,707
Regions Financial Corp.	65,200	1,416,796
Reinsurance Group of America, Inc.	4,397	865,769
RenaissanceRe Holdings Ltd.	4,200	1,008,000
SEI Investments Co.	11,000	853,930
State Street Corp.	25,000	2,238,250
Stifel Financial Corp.	7,400	697,524
Synchrony Financial	33,600	1,778,784
T. Rowe Price Group, Inc.	16,000	1,469,920
Travelers Cos., Inc.	30,400	8,039,584
Truist Financial Corp.	56,700	2,333,205
Unum Group	14,100	1,148,586
US Bancorp	67,400	2,845,628
Voya Financial, Inc.	3,700	250,712
W. R. Berkley Corp.	32,750	2,330,490
Webster Financial Corp.	12,300	634,065
Wells Fargo & Co.	247,200	17,746,488
Willis Towers Watson PLC	7,400	2,500,830
Zions Bancorp NA	6,400	319,104
		265,758,771
Health Care — 20.6%
AbbVie, Inc.	145,800	30,548,016
Bio-Rad Laboratories, Inc. Class A (a)	2,100	511,476
Cardinal Health, Inc.	20,908	2,880,495
Cencora, Inc.	17,800	4,950,002
Cigna Group	23,700	7,797,300
CVS Health Corp.	109,200	7,398,300
DaVita, Inc. (a)	7,000	1,070,790
Exelixis, Inc. (a)	19,200	708,864
Gilead Sciences, Inc.	101,000	11,317,050
Halozyme Therapeutics, Inc. (a)	10,700	682,767
HCA Healthcare, Inc.	28,200	9,744,510
Henry Schein, Inc. (a)	10,800	739,692
Jazz Pharmaceuticals PLC (a)	5,300	657,995
Johnson & Johnson	208,400	34,561,056

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Labcorp Holdings, Inc.	8,200	$1,908,468
Medtronic PLC	111,000	9,974,460
Molina Healthcare, Inc. (a)	4,700	1,548,133
Quest Diagnostics, Inc.	12,100	2,047,320
Tenet Healthcare Corp. (a)	8,200	1,102,900
United Therapeutics Corp. (a)	3,900	1,202,253
UnitedHealth Group, Inc.	79,200	41,481,000
Universal Health Services, Inc. Class B	6,400	1,202,560
Viatris, Inc.	101,900	887,549
Zimmer Biomet Holdings, Inc.	17,200	1,946,696
		176,869,652
Industrials — 10.7%
3M Co.	46,400	6,814,304
Acuity, Inc.	2,600	684,710
Allegion PLC	7,400	965,404
Allison Transmission Holdings, Inc.	7,400	707,958
Builders FirstSource, Inc. (a)	10,100	1,261,894
Caterpillar, Inc.	41,400	13,653,720
CNH Industrial NV (b)	108,000	1,326,240
CSX Corp.	164,700	4,847,121
Cummins, Inc.	11,900	3,729,936
Deere & Co.	20,160	9,462,096
Delta Air Lines, Inc.	53,300	2,323,880
Donaldson Co., Inc.	10,400	697,424
Dover Corp.	8,700	1,528,416
EMCOR Group, Inc.	3,900	1,441,557
FedEx Corp.	20,600	5,021,868
Fortune Brands Innovations, Inc.	10,600	645,328
Genpact Ltd.	14,300	720,434
L3Harris Technologies, Inc.	16,300	3,411,753
Leidos Holdings, Inc.	11,349	1,531,434
Lockheed Martin Corp.	20,090	8,974,404
Masco Corp.	22,100	1,536,834
Middleby Corp. (a)	4,600	699,108
Mueller Industries, Inc.	9,800	746,172
Oshkosh Corp.	5,500	517,440
Owens Corning	9,000	1,285,380
PACCAR, Inc.	45,513	4,431,601
Snap-on, Inc.	4,500	1,516,545
Southwest Airlines Co. (b)	51,300	1,722,654
Textron, Inc.	19,500	1,408,875
Toro Co.	8,600	625,650
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	84,968
U-Haul Holding Co. (UHAL/B US)	17,000	1,006,060
UFP Industries, Inc.	5,200	556,608
United Airlines Holdings, Inc. (a)	27,200	1,878,160
United Rentals, Inc.	5,640	3,534,588
WESCO International, Inc.	4,200	652,260
		91,952,784
Information Technology — 4.3%
Cisco Systems, Inc.	321,800	19,858,278
Cognizant Technology Solutions Corp. Class A	42,800	3,274,200
Dropbox, Inc. Class A (a)	19,500	520,845
Gen Digital, Inc.	53,300	1,414,582
HP, Inc.	110,300	3,054,207

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jabil, Inc.	8,200	$1,115,774
QUALCOMM, Inc.	44,900	6,897,089
TD SYNNEX Corp.	7,300	758,908
		36,893,883
Materials — 2.5%
Amcor PLC	119,400	1,158,180
Axalta Coating Systems Ltd. (a)	18,900	626,913
Berry Global Group, Inc.	8,200	572,442
CF Industries Holdings, Inc.	14,500	1,133,175
Corteva, Inc.	59,100	3,719,163
Crown Holdings, Inc.	11,900	1,062,194
Eagle Materials, Inc.	2,800	621,404
Eastman Chemical Co.	10,000	881,100
Graphic Packaging Holding Co. (b)	26,000	674,960
Mosaic Co.	27,400	740,074
Newmont Corp. (NEM US)	97,600	4,712,128
PPG Industries, Inc.	15,600	1,705,860
Reliance, Inc.	5,200	1,501,500
Steel Dynamics, Inc.	18,400	2,301,472
		21,410,565
Utilities — 3.1%
Dominion Energy, Inc.	69,300	3,885,651
Duke Energy Corp.	63,900	7,793,883
Evergy, Inc.	19,900	1,372,105
NRG Energy, Inc.	17,600	1,680,096
OGE Energy Corp.	16,761	770,336
PPL Corp.	63,900	2,307,429
Public Service Enterprise Group, Inc.	44,500	3,662,350
Southern Co.	40,300	3,705,585
WEC Energy Group, Inc. (b)	11,600	1,264,168
		26,441,603

TOTAL COMMON STOCK (Cost $655,415,567)		836,331,306

TOTAL EQUITIES (Cost $655,415,567)		836,331,306

EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell 1000 Value ETF (b)	87,000	16,369,920

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,403,745)		16,369,920

TOTAL LONG-TERM INVESTMENTS (Cost $671,819,312)		852,701,226

MML Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$4,345,806	$4,345,806

TOTAL SHORT-TERM INVESTMENTS (Cost $4,345,806)		4,345,806

TOTAL INVESTMENTS — 100.0% (Cost $676,165,118) (d)		857,047,032

Other Assets/(Liabilities) — 0.0%		412,680

NET ASSETS — 100.0%		$857,459,712

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $9,444,623 or 1.10% of net assets. The Fund received $9,618,252 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $4,346,138. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $4,432,903.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Communication Services — 11.7%
Alphabet, Inc. Class A	9,106	$1,408,152
Alphabet, Inc. Class C	7,709	1,204,377
AT&T, Inc.	14,148	400,105
Comcast Corp. Class A	1,034	38,155
Electronic Arts, Inc.	592	85,556
ESC GCI Liberty, Inc. (a) (b) (c)	2,102	—
Meta Platforms, Inc. Class A	3,787	2,182,675
Netflix, Inc. (c)	508	473,725
New York Times Co. Class A	317	15,723
Spotify Technology SA (c)	65	35,752
T-Mobile US, Inc.	1,387	369,927
Verizon Communications, Inc.	5,005	227,027
Walt Disney Co.	911	89,916
		6,531,090
Consumer Discretionary — 10.4%
Amazon.com, Inc. (c)	13,502	2,568,891
AutoZone, Inc. (c)	21	80,068
Booking Holdings, Inc.	141	649,574
Chipotle Mexican Grill, Inc. (c)	3,432	172,321
eBay, Inc.	1,054	71,387
Garmin Ltd.	541	117,467
General Motors Co.	566	26,619
Hilton Worldwide Holdings, Inc.	370	84,194
Home Depot, Inc.	1,701	623,399
Lennar Corp. Class A	116	13,314
Lowe's Cos., Inc.	402	93,758
Marriott International, Inc. Class A	134	31,919
McDonald's Corp.	497	155,248
NIKE, Inc. Class B	291	18,473
NVR, Inc. (c)	6	43,466
O'Reilly Automotive, Inc. (c)	223	319,465
PulteGroup, Inc.	162	16,654
Ross Stores, Inc.	92	11,757
SharkNinja, Inc. (c)	166	13,846
Starbucks Corp.	235	23,051
Texas Roadhouse, Inc.	139	23,162
TJX Cos., Inc.	4,357	530,683
Tractor Supply Co.	1,895	104,415
Yum! Brands, Inc.	113	17,782
		5,810,913
Consumer Staples — 16.0%
Altria Group, Inc.	8,291	497,626
BellRing Brands, Inc. (c)	253	18,838

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BJ's Wholesale Club Holdings, Inc. (c)	182	$20,766
Church & Dwight Co., Inc.	409	45,027
Coca-Cola Co.	2,585	185,138
Coca-Cola Consolidated, Inc.	11	14,850
Colgate-Palmolive Co.	2,716	254,489
Costco Wholesale Corp.	2,973	2,811,804
General Mills, Inc.	213	12,735
Ingredion, Inc.	102	13,792
Kellanova	481	39,678
Kenvue, Inc.	2,101	50,382
Kimberly-Clark Corp.	776	110,363
Kroger Co.	1,044	70,668
Monster Beverage Corp. (c)	625	36,575
PepsiCo, Inc.	425	63,725
Philip Morris International, Inc.	5,306	842,221
Procter & Gamble Co.	6,531	1,113,013
Walmart, Inc.	31,184	2,737,643
		8,939,333
Energy — 1.1%
Chevron Corp.	621	103,887
Exxon Mobil Corp.	4,184	497,603
Williams Cos., Inc.	600	35,856
		637,346
Financials — 17.2%
Aflac, Inc.	298	33,135
American Express Co.	565	152,013
Aon PLC Class A	478	190,765
Arch Capital Group Ltd.	1,445	138,980
Arthur J Gallagher & Co.	49	16,917
Bank of America Corp.	303	12,644
Berkshire Hathaway, Inc. Class B (c)	6,291	3,350,461
Blackrock, Inc.	136	128,721
Blackstone, Inc.	219	30,612
Brown & Brown, Inc.	853	106,113
Capital One Financial Corp.	80	14,344
Cboe Global Markets, Inc.	231	52,273
Chubb Ltd.	311	93,919
Cincinnati Financial Corp.	375	55,395
Corpay, Inc. (c)	94	32,780
Evercore, Inc. Class A	67	13,381
FactSet Research Systems, Inc.	73	33,189
Fidelity National Information Services, Inc.	323	24,122
Fiserv, Inc. (c)	1,182	261,021
Hartford Insurance Group, Inc.	125	15,466
Houlihan Lokey, Inc.	316	51,034
JP Morgan Chase & Co.	355	87,081
Kinsale Capital Group, Inc.	51	24,822
LPL Financial Holdings, Inc.	129	42,201
Marsh & McLennan Cos., Inc.	1,541	376,050
Mastercard, Inc. Class A	2,471	1,354,405
Moody's Corp.	483	224,928
MSCI, Inc.	145	81,997
Nasdaq, Inc.	453	34,365
PayPal Holdings, Inc. (c)	927	60,487
Progressive Corp.	1,392	393,950

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RenaissanceRe Holdings Ltd.	90	$21,600
RLI Corp.	260	20,886
S&P Global, Inc.	139	70,626
SEI Investments Co.	432	33,536
T. Rowe Price Group, Inc.	399	36,656
Tradeweb Markets, Inc. Class A	272	40,381
Travelers Cos., Inc.	82	21,686
Visa, Inc. Class A	5,205	1,824,144
W. R. Berkley Corp.	253	18,003
Willis Towers Watson PLC	50	16,898
		9,591,987
Health Care — 8.9%
Abbott Laboratories	898	119,120
AbbVie, Inc.	2,796	585,818
Amgen, Inc.	99	30,843
Boston Scientific Corp. (c)	1,418	143,048
Bristol-Myers Squibb Co.	1,576	96,120
Cardinal Health, Inc.	751	103,465
Cencora, Inc.	441	122,638
Cigna Group	145	47,705
Edwards Lifesciences Corp. (c)	653	47,329
Elevance Health, Inc.	47	20,443
Eli Lilly & Co.	507	418,736
Exelixis, Inc. (c)	404	14,916
GE HealthCare Technologies, Inc. (c)	682	55,044
Gilead Sciences, Inc.	1,336	149,699
HCA Healthcare, Inc.	99	34,209
Humana, Inc.	83	21,962
Intuitive Surgical, Inc. (c)	917	454,163
Johnson & Johnson	2,239	371,316
McKesson Corp.	962	647,416
Medtronic PLC	637	57,241
Merck & Co., Inc.	750	67,320
Regeneron Pharmaceuticals, Inc.	24	15,222
ResMed, Inc.	467	104,538
Stryker Corp.	523	194,687
Thermo Fisher Scientific, Inc.	47	23,387
United Therapeutics Corp. (c)	183	56,413
UnitedHealth Group, Inc.	1,501	786,149
Veeva Systems, Inc. Class A (c)	110	25,479
Vertex Pharmaceuticals, Inc. (c)	290	140,598
		4,955,024
Industrials — 11.3%
3M Co.	643	94,431
AAON, Inc.	355	27,736
Acuity, Inc.	64	16,854
Allegion PLC	97	12,655
Allison Transmission Holdings, Inc.	345	33,006
AMETEK, Inc.	147	25,305
Ardagh Group SA (a) (b) (c) (d)	463	1,953
Armstrong World Industries, Inc.	98	13,806
Automatic Data Processing, Inc.	1,618	494,348
Booz Allen Hamilton Holding Corp.	152	15,896
Broadridge Financial Solutions, Inc.	301	72,980
BWX Technologies, Inc.	255	25,156

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CACI International, Inc. Class A (c)	31	$11,375
Carlisle Cos., Inc.	89	30,304
Carrier Global Corp.	1,318	83,561
Caterpillar, Inc.	952	313,970
Cintas Corp.	1,624	333,781
Comfort Systems USA, Inc.	92	29,654
Copart, Inc. (c)	1,422	80,471
Core & Main, Inc. Class A (c)	591	28,551
Crane Co.	196	30,023
CSX Corp.	807	23,750
Cummins, Inc.	732	229,438
Curtiss-Wright Corp.	99	31,410
Donaldson Co., Inc.	225	15,088
Dover Corp.	129	22,663
Eaton Corp. PLC	923	250,899
EMCOR Group, Inc.	196	72,447
Emerson Electric Co.	226	24,779
Fastenal Co.	2,272	176,194
FedEx Corp.	102	24,866
Ferguson Enterprises, Inc.	63	10,094
GE Vernova, Inc.	215	65,635
General Dynamics Corp.	273	74,414
General Electric Co.	2,086	417,513
Graco, Inc.	223	18,623
Honeywell International, Inc.	528	111,804
Howmet Aerospace, Inc.	293	38,011
Hubbell, Inc.	38	12,575
Illinois Tool Works, Inc.	317	78,619
Ingersoll Rand, Inc.	730	58,422
ITT, Inc.	232	29,965
Jacobs Solutions, Inc.	445	53,796
Johnson Controls International PLC	541	43,339
L3Harris Technologies, Inc.	61	12,768
Leidos Holdings, Inc.	200	26,988
Lennox International, Inc.	60	33,650
Lockheed Martin Corp.	632	282,321
Northrop Grumman Corp.	86	44,033
Old Dominion Freight Line, Inc.	457	75,611
Otis Worldwide Corp.	391	40,351
Owens Corning	81	11,568
PACCAR, Inc.	910	88,607
Parker-Hannifin Corp.	122	74,158
Paychex, Inc.	1,131	174,491
Pentair PLC	192	16,796
Quanta Services, Inc.	194	49,311
Republic Services, Inc.	472	114,300
Rollins, Inc.	1,261	68,132
RTX Corp.	1,887	249,952
Snap-on, Inc.	209	70,435
Southwest Airlines Co.	463	15,548
Trane Technologies PLC	926	311,988
TransDigm Group, Inc.	33	45,649
Union Pacific Corp.	77	18,190
United Parcel Service, Inc. Class B	135	14,849
United Rentals, Inc.	25	15,667
Veralto Corp.	489	47,653
Verisk Analytics, Inc.	496	147,620
W.W. Grainger, Inc.	257	253,872

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	887	$205,349
Watsco, Inc.	71	36,089
Westinghouse Air Brake Technologies Corp.	284	51,503
Woodward, Inc.	84	15,329
		6,272,938
Information Technology — 20.0%
Accenture PLC Class A	580	180,983
Adobe, Inc. (c)	188	72,104
Amphenol Corp. Class A	1,790	117,406
Apple, Inc.	12,121	2,692,438
Applied Materials, Inc.	368	53,404
Arista Networks, Inc. (c)	2,412	186,882
Autodesk, Inc. (c)	108	28,274
Broadcom, Inc.	3,814	638,578
Cadence Design Systems, Inc. (c)	67	17,040
Cisco Systems, Inc.	2,768	170,813
Cognizant Technology Solutions Corp. Class A	259	19,813
Corning, Inc.	291	13,322
F5, Inc. (c)	94	25,029
Fair Isaac Corp. (c)	66	121,715
Fortinet, Inc. (c)	839	80,762
Gartner, Inc. (c)	62	26,024
GoDaddy, Inc. Class A (c)	160	28,822
Guidewire Software, Inc. (c)	66	12,366
International Business Machines Corp.	739	183,760
Intuit, Inc.	534	327,871
KLA Corp.	60	40,788
Manhattan Associates, Inc. (c)	60	10,382
Microsoft Corp.	6,735	2,528,252
Motorola Solutions, Inc.	985	431,243
NetApp, Inc.	311	27,318
NVIDIA Corp.	16,085	1,743,292
Oracle Corp.	673	94,092
Palo Alto Networks, Inc. (c)	462	78,836
QUALCOMM, Inc.	883	135,638
Salesforce, Inc.	2,355	631,988
ServiceNow, Inc. (c)	349	277,853
Synopsys, Inc. (c)	25	10,721
Texas Instruments, Inc.	582	104,585
Tyler Technologies, Inc. (c)	27	15,698
		11,128,092
Materials — 1.4%
Air Products & Chemicals, Inc.	178	52,496
AptarGroup, Inc.	137	20,328
Corteva, Inc.	315	19,823
CRH PLC	1,245	109,523
DuPont de Nemours, Inc.	214	15,981
Eagle Materials, Inc.	74	16,423
Ecolab, Inc.	288	73,014
International Paper Co.	319	17,019
Linde PLC (LIN US)	503	234,217
Martin Marietta Materials, Inc.	51	24,384
Packaging Corp. of America	153	30,297
RPM International, Inc.	188	21,748
Sherwin-Williams Co.	312	108,947

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vulcan Materials Co.	105	$24,496
		768,696
Real Estate — 0.4%
AvalonBay Communities, Inc.	112	24,037
CBRE Group, Inc. Class A (c)	127	16,609
Equity Residential	225	16,106
Mid-America Apartment Communities, Inc.	92	15,417
Millrose Properties, Inc. (c)	58	1,538
Public Storage	424	126,899
		200,606
Utilities — 1.6%
Ameren Corp.	297	29,819
American Electric Power Co., Inc.	361	39,447
Atmos Energy Corp.	187	28,906
Dominion Energy, Inc.	678	38,016
Duke Energy Corp.	627	76,475
Edison International	223	13,139
Entergy Corp.	593	50,696
Evergy, Inc.	220	15,169
Exelon Corp.	475	21,888
NextEra Energy, Inc.	2,406	170,561
NiSource, Inc.	503	20,165
NRG Energy, Inc.	304	29,020
PPL Corp.	822	29,682
Public Service Enterprise Group, Inc.	1,227	100,982
Sempra	574	40,961
Southern Co.	932	85,697
Vistra Corp.	423	49,677
WEC Energy Group, Inc.	282	30,732
Xcel Energy, Inc.	539	38,156
		909,188

TOTAL COMMON STOCK (Cost $53,513,924)		55,745,213

TOTAL EQUITIES (Cost $53,513,924)		55,745,213

TOTAL LONG-TERM INVESTMENTS (Cost $53,513,924)		55,745,213

SHORT-TERM INVESTMENTS — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (e)	11,565	11,565

TOTAL SHORT-TERM INVESTMENTS (Cost $11,565)		11,565

MML Equity Rotation Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $53,525,489) (f)	$55,756,778

Other Assets/(Liabilities) — 0.0%	23,452

NET ASSETS — 100.0%	$55,780,230

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment is valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $1,953 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $11,336 or 0.02% of net assets. (Note 2).
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.2%

BANK LOANS — 0.5%
Computers — 0.0%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.323% VRN 3/01/29 (a)	$306	$291
Health Care - Services — 0.0%
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.561% VRN 3/12/28 (a)	255	217
Media — 0.0%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.825% VRN 6/30/28 (a)	763	763
Software — 0.3%
Ivanti Software, Inc.
2021 Add on Non Co-Op Term Loan B (Acquired 10/02/24 - 11/06/24, Cost $107,950), 3 mo. USD Term SOFR + 4.000%
8.547% VRN 12/01/27 (a) (b)	123,882	87,337
2021 Non Co-op Term Loan B (Acquired 12/01/21 - 11/22/24, Cost $58,737), 3 mo. USD Term SOFR + 4.250%
8.817% VRN 12/01/27 (a) (b)	69,204	49,394
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500%
16.799% VRN 12/09/29 (a)	110	110
		136,841
Telecommunications — 0.2%
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.350%
6.789% VRN 4/15/29 (a)	78,800	75,451

TOTAL BANK LOANS (Cost $242,125)		213,563

CORPORATE DEBT — 85.7%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (c)	92,000	94,491
7.500% 6/01/29 (c)	61,000	50,377
7.875% 4/01/30 (c)	100,000	98,045
CMG Media Corp.
8.875% 6/18/29 (c)	80,000	69,000

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Stagwell Global LLC
5.625% 8/15/29 (c)	$133,000	$126,657
		438,570
Aerospace & Defense — 1.6%
Boeing Co.
6.388% 5/01/31	48,000	51,150
6.528% 5/01/34	126,000	135,007
Goat Holdco LLC
6.750% 2/01/32 (c)	247,000	241,749
Spirit AeroSystems, Inc.
9.750% 11/15/30 (c)	278,000	306,868
		734,774
Airlines — 1.4%
American Airlines, Inc.
7.250% 2/15/28 (c) (d)	95,000	94,520
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (c)	97,000	94,913
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (c)	118,000	115,555
5.308% 10/20/31 (c)	118,000	115,363
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (c)	90,000	88,838
OneSky Flight LLC
8.875% 12/15/29 (c)	141,000	142,506
		651,695
Apparel — 0.3%
Wolverine World Wide, Inc.
4.000% 8/15/29 (c)	139,000	117,609
Auto Manufacturers — 0.4%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (c)	172,000	176,761
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
7.500% 2/15/33 (c) (d)	242,000	226,585
Phinia, Inc.
6.625% 10/15/32 (c)	122,000	119,651
		346,236
Building Materials — 1.9%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (c)	297,000	297,131
Knife River Corp.
7.750% 5/01/31 (c)	148,000	154,094
Quikrete Holdings, Inc.
6.375% 3/01/32 (c)	140,000	140,889
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (c)	171,000	177,162
Wilsonart LLC
11.000% 8/15/32 (c)	146,000	133,962
		903,238

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 3.2%
Celanese US Holdings LLC
6.629% STEP 7/15/32 (d)	$217,000	$222,853
6.950% STEP 11/15/33 (d)	114,000	119,138
Consolidated Energy Finance SA
5.625% 10/15/28 (c)	595,000	511,700
Olympus Water US Holding Corp.
9.750% 11/15/28 (c)	200,000	207,643
Vibrantz Technologies, Inc.
9.000% 2/15/30 (c)	532,000	433,588
		1,494,922
Commercial Services — 2.2%
Alta Equipment Group, Inc.
9.000% 6/01/29 (c) (d)	125,000	109,357
Cimpress PLC
7.375% 9/15/32 (c)	300,000	275,675
PROG Holdings, Inc.
6.000% 11/15/29 (c)	425,700	392,958
Upbound Group, Inc.
6.375% 2/15/29 (c)	124,000	117,238
Williams Scotsman, Inc.
4.625% 8/15/28 (c)	124,000	120,178
		1,015,406
Computers — 0.3%
McAfee Corp.
7.375% 2/15/30 (c)	178,000	157,544
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (c)	243,000	220,616
6.500% 7/15/32 (c)	254,000	253,393
		474,009
Diversified Financial Services — 4.6%
Aretec Group, Inc.
10.000% 8/15/30 (c)	144,000	154,598
Coinbase Global, Inc.
3.375% 10/01/28 (c)	38,000	34,306
3.625% 10/01/31 (c)	50,000	42,297
GGAM Finance Ltd.
6.875% 4/15/29 (c)	188,000	190,236
8.000% 2/15/27 (c)	248,000	254,080
Jefferson Capital Holdings LLC
6.000% 8/15/26 (c)	380,000	377,757
9.500% 2/15/29 (c)	339,000	359,801
PRA Group, Inc.
5.000% 10/01/29 (c) (d)	643,000	592,226
8.875% 1/31/30 (c)	146,000	152,259
		2,157,560
Electric — 4.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (c)	361,000	350,046

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Edison International
5 yr. CMT + 3.658% 7.875% VRN 6/15/54 (a) (d)	$36,000	$34,648
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (a)	26,000	25,355
Lightning Power LLC
7.250% 8/15/32 (c)	464,000	477,725
Pike Corp.
5.500% 9/01/28 (c)	507,000	490,528
Talen Energy Supply LLC
8.625% 6/01/30 (c)	708,000	750,977
		2,129,279
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375% 3/15/33 (c)	95,000	95,480
Electronics — 1.0%
Atkore, Inc.
4.250% 6/01/31 (c)	553,000	487,140
Engineering & Construction — 2.5%
Arcosa, Inc.
4.375% 4/15/29 (c)	378,000	354,247
6.875% 8/15/32 (c)	353,000	357,876
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (c)	218,000	209,950
7.500% 4/15/32 (c)	140,000	138,095
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (c)	117,000	114,470
		1,174,638
Entertainment — 1.0%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (c)	56,000	41,817
Jacobs Entertainment, Inc.
6.750% 2/15/29 (c)	162,000	155,460
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	136,000	127,639
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625% 2/01/33 (c)	135,000	132,743
		457,659
Environmental Controls — 0.5%
Enviri Corp.
5.750% 7/31/27 (c)	242,000	231,044
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.250% 3/15/33 (c)	101,000	101,984
B&G Foods, Inc.
8.000% 9/15/28 (c)	137,000	137,650
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (c)	227,000	210,356
		449,990

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.
6.400% 4/15/33	$558,800	$580,059
Health Care - Services — 6.4%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c)	108,000	85,371
5.250% 5/15/30 (c)	129,000	106,431
6.000% 1/15/29 (c)	141,000	125,300
6.125% 4/01/30 (c)	56,000	33,425
6.875% 4/15/29 (c)	53,000	34,370
10.875% 1/15/32 (c)	81,000	79,799
Fortrea Holdings, Inc.
7.500% 7/01/30 (c) (d)	65,000	59,106
LifePoint Health, Inc.
5.375% 1/15/29 (c)	56,000	49,147
8.375% 2/15/32 (c)	194,000	195,331
9.875% 8/15/30 (c)	274,000	289,098
10.000% 6/01/32 (c)	300,000	286,173
11.000% 10/15/30 (c)	129,000	140,237
Molina Healthcare, Inc.
4.375% 6/15/28 (c)	182,000	173,348
6.250% 1/15/33 (c)	308,000	303,130
Radiology Partners, Inc.
PIK 3.500% , Cash 4.275% 1/31/29 (c) (e)	152,147	150,625
PIK 9.781%, Cash 9.780% 2/15/30 (c) (e)	564,135	524,645
Star Parent, Inc.
9.000% 10/01/30 (c)	59,000	58,154
Team Health Holdings, Inc. PIK 4.500% , Cash
9.000% 6/30/28 (c) (e)	304,000	327,560
		3,021,250
Home Builders — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (c)	183,000	165,624
Forestar Group, Inc.
6.500% 3/15/33 (c)	82,000	80,277
Mattamy Group Corp.
4.625% 3/01/30 (c)	687,000	632,367
New Home Co., Inc.
9.250% 10/01/29 (c)	122,000	125,141
		1,003,409
Housewares — 0.5%
Newell Brands, Inc.
6.375% 9/15/27	36,000	36,133
6.375% 5/15/30	57,000	55,452
6.625% 5/15/32 (d)	48,000	46,630
6.875% STEP 4/01/36	102,000	99,102
		237,317
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (c)	175,000	175,684

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ryan Specialty LLC
5.875% 8/01/32 (c)	$60,000	$59,261
		234,945
Internet — 0.3%
GrubHub Holdings, Inc.
5.500% 7/01/27 (c) (d)	154,000	141,442
Investment Companies — 2.2%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (c)	261,000	257,970
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	123,000	116,938
6.250% 5/15/26	441,000	436,670
9.000% 6/15/30	255,000	241,040
		1,052,618
Leisure Time — 2.0%
Carnival Corp.
6.125% 2/15/33 (c)	282,000	277,891
NCL Corp. Ltd.
6.750% 2/01/32 (c)	31,000	30,622
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	77,000	81,774
8.625% 6/01/27 (c) (d)	310,000	306,771
10.750% 11/15/29 (c)	235,000	236,710
		933,768
Lodging — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (c)	47,000	46,571
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	196,000	173,681
4.250% 1/15/34 (c)	381,000	313,373
4.500% 5/01/32	95,000	82,466
CSC Holdings LLC
5.750% 1/15/30 (c)	146,000	77,380
7.500% 4/01/28 (c)	75,000	53,034
11.750% 1/31/29 (c)	232,000	225,004
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (c)	120,000	40,800
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (c)	487,000	471,925
10.000% 2/15/31 (c)	61,000	58,572
DISH DBS Corp.
5.125% 6/01/29	105,000	68,507
5.250% 12/01/26 (c)	105,000	96,384
7.375% 7/01/28	78,000	55,677
DISH Network Corp.
11.750% 11/15/27 (c)	128,000	134,794
Gray Media, Inc.
5.375% 11/15/31 (c)	98,000	61,177
iHeartCommunications, Inc.
4.750% 1/15/28 (c)	115,000	86,503

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (c)	$177,000	$147,979
McGraw-Hill Education, Inc.
5.750% 8/01/28 (c)	177,000	172,828
8.000% 8/01/29 (c)	130,000	127,854
Sinclair Television Group, Inc.
8.125% 2/15/33 (c)	124,000	122,361
Time Warner Cable Enterprises LLC
8.375% 7/15/33	112,000	127,838
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (c)	277,000	261,810
		2,959,947
Mining — 2.1%
Constellium SE
3.750% 4/15/29 (c)	300,000	271,797
First Quantum Minerals Ltd.
8.000% 3/01/33 (c)	290,000	293,844
Novelis Corp.
3.250% 11/15/26 (c)	120,000	116,009
3.875% 8/15/31 (c)	341,000	296,468
		978,118
Miscellaneous - Manufacturing — 0.9%
Amsted Industries, Inc.
4.625% 5/15/30 (c)	85,000	79,254
6.375% 3/15/33 (c)	320,000	318,302
Axon Enterprise, Inc.
6.125% 3/15/30 (c)	22,000	22,203
6.250% 3/15/33 (c)	25,000	25,257
		445,016
Oil & Gas — 3.2%
CVR Energy, Inc.
5.750% 2/15/28 (c)	292,000	272,166
Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% 5/15/34 (c)	250,000	235,120
7.250% 2/15/35 (c)	255,000	243,524
Parkland Corp.
4.625% 5/01/30 (c)	410,000	384,779
6.625% 8/15/32 (c)	345,000	344,803
		1,480,392
Oil & Gas Services — 0.3%
Weatherford International Ltd.
8.625% 4/30/30 (c)	142,000	144,183
Packaging & Containers — 1.9%
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (c)	312,000	305,760
9.250% 4/15/27 (c)	446,000	420,711
Trident TPI Holdings, Inc.
12.750% 12/31/28 (c)	166,000	178,040
		904,511

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 4.5%
1375209 BC Ltd.
9.000% 1/30/28 (c) (d)	$535,000	$534,586
AdaptHealth LLC
5.125% 3/01/30 (c)	345,000	314,352
Bausch Health Cos., Inc.
4.875% 6/01/28 (c)	215,000	173,613
5.250% 1/30/30 (c)	137,000	81,173
5.500% 11/01/25 (c) (d)	109,000	108,891
5.750% 8/15/27 (c) (d)	51,000	50,911
9.000% 12/15/25 (c)	50,000	50,000
11.000% 9/30/28 (c) (d)	66,000	62,865
Grifols SA
4.750% 10/15/28 (c)	293,000	270,531
Herbalife Ltd., Convertible,
4.250% 6/15/28	50,000	42,886
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (c)	186,000	185,782
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (c)	46,000	35,475
12.250% 4/15/29 (c)	118,000	126,871
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (c)	92,000	90,268
		2,128,204
Pipelines — 5.4%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (c)	505,000	484,474
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	81,000	81,630
Harvest Midstream I LP
7.500% 9/01/28 (c)	389,000	392,891
ITT Holdings LLC
6.500% 8/01/29 (c)	784,000	723,265
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (c)	77,000	77,538
8.375% 2/15/32 (c)	167,000	167,358
Northriver Midstream Finance LP
6.750% 7/15/32 (c)	153,000	154,427
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	133,000	123,119
4.125% 8/15/31 (c)	152,000	138,107
Venture Global LNG, Inc.
7.000% 1/15/30 (c)	48,000	47,289
8.375% 6/01/31 (c)	81,000	82,157
9.875% 2/01/32 (c)	49,000	52,042
		2,524,297
Private Equity — 0.4%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (c)	175,000	169,745
Real Estate Investment Trusts (REITS) — 2.5%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (c)	130,000	122,355
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (c)	22,000	20,737

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RLJ Lodging Trust LP
4.000% 9/15/29 (c)	$284,000	$254,756
Service Properties Trust
8.375% 6/15/29	142,000	141,937
8.875% 6/15/32 (d)	124,000	122,712
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (c)	55,000	47,594
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (c)	367,000	329,638
10.500% 2/15/28 (c)	85,000	90,295
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (c)	38,000	42,256
		1,172,280
Retail — 4.9%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (c)	52,000	51,477
6.125% 6/15/29 (c)	211,000	212,332
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	96,676
6.875% 11/01/35	222,000	224,876
Carvana Co. PIK 14.000% , Cash
9.000% 6/01/31 (c) (e)	255,082	283,399
CEC Entertainment LLC
6.750% 5/01/26 (c)	225,000	221,900
Michaels Cos., Inc.
5.250% 5/01/28 (c)	33,000	22,654
7.875% 5/01/29 (c)	100,000	53,049
Murphy Oil USA, Inc.
3.750% 2/15/31 (c)	41,000	36,415
Staples, Inc.
10.750% 9/01/29 (c)	111,000	100,282
12.750% 1/15/30 (c)	78,198	52,964
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	192,000	173,342
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (c)	575,000	530,959
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	230,000	225,691
		2,286,016
Software — 2.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% 6/15/29 (c)	30,000	26,321
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	375,000	364,525
8.250% 6/30/32 (c)	60,000	61,004
9.000% 9/30/29 (c)	512,000	510,663
		962,513
Telecommunications — 5.2%
Altice Financing SA
5.000% 1/15/28 (c)	352,000	264,115
5.750% 8/15/29 (c)	17,000	12,435
C&W Senior Finance Ltd.
9.000% 1/15/33 (c)	200,000	196,786

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CommScope LLC
4.750% 9/01/29 (c) (d)	$53,000	$47,120
9.500% 12/15/31 (c)	121,000	124,630
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (c)	200,000	182,346
Consolidated Communications, Inc.
5.000% 10/01/28 (c)	245,000	229,664
6.500% 10/01/28 (c)	228,000	219,840
EchoStar Corp.
6.750% 11/30/30	151,000	137,008
10.750% 11/30/29	317,000	333,092
Level 3 Financing, Inc.
11.000% 11/15/29 (c)	282,894	315,297
Sable International Finance Ltd.
7.125% 10/15/32 (c)	205,000	196,523
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (c)	45,000	45,815
Zayo Group Holdings, Inc.
4.000% 3/01/27 (c)	34,000	30,969
6.125% 3/01/28 (c)	141,000	117,276
		2,452,916
Transportation — 1.6%
Carriage Purchaser, Inc.
7.875% 10/15/29 (c)	191,000	170,312
Seaspan Corp.
5.500% 8/01/29 (c)	653,000	591,459
		761,771

TOTAL CORPORATE DEBT (Cost $41,319,431)		40,314,842

TOTAL BONDS & NOTES (Cost $41,561,556)		40,528,405

	Number of Shares
EQUITIES — 0.0%
PREFERRED STOCK — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (f)	575	13,225
Veritas Kapital Assurance PLC, Series G-1 (f)	397	9,131
		22,356

TOTAL PREFERRED STOCK (Cost $15,256)		22,356

TOTAL EQUITIES (Cost $15,256)		22,356

TOTAL LONG-TERM INVESTMENTS (Cost $41,576,812)		40,550,761

MML High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 10.9%

Investment of Cash Collateral from Securities Loaned — 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (g)	2,357,718	$2,357,718

	Principal Amount
Repurchase Agreement — 5.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (h)	$2,800,879	2,800,879

TOTAL SHORT-TERM INVESTMENTS (Cost $5,158,597)		5,158,597

TOTAL INVESTMENTS — 97.1% (Cost $46,735,409) (i)		45,709,358

Other Assets/(Liabilities) — 2.9%		1,345,651

NET ASSETS — 100.0%		$47,055,009

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $136,731 or 0.29% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $36,291,897 or 77.13% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $2,309,632 or 4.91% of net assets. (Note 2).
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Non-income producing security.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(h)	Maturity value of $2,801,093. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $2,856,913.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 68.9%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.0%
Automobile Asset-Backed Securities — 10.7%
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	$2,000,000	$2,009,987
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,200,000	2,230,599
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	488,033	491,596
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	502,160	478,980
Drive Auto Receivables Trust, Series 2021-1, Class D
1.450% 1/16/29	1,835,225	1,825,763
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	890,368	870,272
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	1,910,279	1,902,913
Series 2022-2A, Class D, 4.560% 7/17/28	1,260,000	1,251,437
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	1,600,912	1,586,719
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	799,048
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	2,000,000	2,024,885
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	2,000,000	2,013,302
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	388,526	389,943
		17,875,444
Commercial Mortgage-Backed Securities — 3.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.116% FRN 7/15/35 (a) (b)	1,000,000	992,898
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
6.367% FRN 12/15/37 (a) (b)	308,865	308,286
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,538,031
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.684% FRN 7/15/38 (a) (b)	779,535	779,535
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.134% FRN 7/15/38 (a) (b)	1,039,380	1,034,186
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.634% FRN 2/15/39 (a) (b)	700,000	690,372
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
6.655% FRN 5/25/38 (a) (b)	597,887	597,140
		5,940,448

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.2%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
5.050% FRN 4/25/36 (b)	$625,372	$616,374
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.695% FRN 3/25/37 (b)	100,411	98,731
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,167,207	1,162,287
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 4.605% FRN 1/25/37 (b)	37,057	36,742
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.635% FRN 11/25/35 (a) (b)	86,716	86,303
		2,000,437
Other Asset-Backed Securities — 17.5%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.634% FRN 9/15/41 (a) (b)	31,075	30,828
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	589,066	593,866
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	19,108	18,988
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	19,374	19,362
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	1,958,515	1,963,885
Series 2023-B, Class D, 8.780% 9/15/28 (a)	2,200,000	2,237,985
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,558,506	1,571,361
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	839,028	844,440
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	747,261	730,466
Series 2023-A, Class A, 5.550% 4/17/36 (a)	518,905	520,227
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,000,000	971,965
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	940,369	940,685
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,268,735	1,170,528
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	1,549,262	1,563,605
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	302,621	304,111
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	231,017	226,650
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	103,312	100,808
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,155,434	3,033,297
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,293,321	2,223,478
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	1,442,464	1,447,129
Series 2024-8, Class A, 5.331% 1/15/32 (a)	2,199,221	2,212,469
Series 2024-5, Class A, 6.278% 10/15/31 (a)	747,232	753,286
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	3,353,652	3,384,895

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	$574,652	$575,083
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,663,571	1,674,358
Reach ABS Trust, Series 2024-1A, Class A
6.300% 2/18/31 (a)	271,239	272,547
		29,386,302
Student Loans Asset-Backed Securities — 6.0%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	95,540	71,786
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,713
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
5.254% FRN 10/25/56 (a) (b)	126,467	124,540
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.163% FRN 6/28/39 (a) (b)	227,852	203,470
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	19,345	19,112
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,234,985	1,115,507
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	184,529	173,041
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
5.604% FRN 7/26/66 (a) (b)	231,281	233,469
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.794% FRN 3/23/37 (b)	854,830	828,578
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.874% FRN 6/25/41 (b)	135,247	121,879
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.019% FRN 1/25/38 (b)	436,227	375,808
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.169% FRN 10/25/40 (b)	870,503	861,655
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.954% FRN 6/25/41 (a) (b)	375,000	366,244
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 4.875% FRN 12/15/39 (b)	525,450	467,668
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 4.925% FRN 3/15/40 (b)	742,773	684,178
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.019% FRN 1/25/70 (b)	163,330	153,696
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (b)	281,809	266,540
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.039% FRN 1/25/41 (b)	241,030	226,557
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.129% FRN 1/25/55 (b)	203,526	194,423
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 5.279% FRN 1/25/40 (b)	212,194	207,049
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.289% FRN 10/25/64 (b)	125,328	118,615
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 5.154% FRN 1/15/37 (a) (b)	261,382	260,431

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.304% FRN 7/15/36 (a) (b)	$374,743	$374,325
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,505,113	2,501,638
		9,961,922
Whole Loan Collateral Collateralized Mortgage Obligations — 7.1%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b) (c)	721,839	637,671
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b) (c)	1,669,419	1,568,613
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.404% FRN 8/25/49 (a) (b)	666,378	636,349
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b) (c)	5,192,412	4,728,132
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.595% FRN 11/25/36 (b)	90,802	90,153
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	1,097,784	903,604
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.385% FRN 2/25/60 (a) (b)	220,031	214,088
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b) (c)	525,570	460,618
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (c)	1,925,428	1,728,458
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b) (c)	386,716	379,659
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (b) (c)	602,219	514,597
		11,861,942

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $77,998,972)		77,026,495

U.S. Government Agency Obligations and Instrumentalities (d) — 4.1%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp.(b) Pool #1Q0239 1 yr. CMT + 2.144% 6.494% FRN 3/01/37	55,256	56,416
Whole Loans — 4.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.190% FRN 11/25/41 (a) (b)	908,499	907,304
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.640% FRN 2/25/42 (a) (b)	1,032,701	1,034,305
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.154% FRN 1/25/50 (a) (b)	139,461	139,711
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 6.340% FRN 4/25/42 (a) (b)	1,029,414	1,041,348
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.290% FRN 6/25/42 (a) (b)	331,076	338,195
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.236% FRN 6/25/43 (a) (b)	686,597	691,486
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.240% FRN 4/25/42 (a) (b)	521,873	525,316

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.840% FRN 4/25/43 (a) (b)	$623,721	$631,909
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.286% FRN 6/25/42 (a) (b)	1,576,363	1,614,765
		6,924,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,942,494)		6,980,755

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bonds & Notes — 18.8%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	487,964	280,400
0.125% 2/15/52	627,506	355,131
0.250% 2/15/50	370,608	226,114
0.625% 2/15/43	276,284	212,399
0.750% 2/15/42	421,671	338,667
0.750% 2/15/45	539,496	409,216
0.875% 2/15/47	592,074	447,882
1.000% 2/15/46	469,147	369,915
1.000% 2/15/48	450,783	346,243
1.000% 2/15/49	315,540	239,979
1.375% 2/15/44	885,794	770,916
1.500% 2/15/53	587,653	488,799
2.125% 2/15/41	521,932	526,303
2.125% 2/15/54	362,205	347,510
2.500% 1/15/29	369,825	386,469
3.375% 4/15/32	447,330	499,847
3.875% 4/15/29	772,792	849,159
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	1,844,385	1,846,186
0.125% 1/15/30	1,234,450	1,161,330
0.125% 1/15/31	555,132	512,678
0.125% 7/15/31	1,125,750	1,033,623
0.125% 1/15/32	572,875	518,442
0.250% 7/15/29	744,984	713,547
0.500% 1/15/28	1,828,378	1,795,733
0.625% 7/15/32	1,748,992	1,632,573
0.750% 7/15/28 (e)	1,549,956	1,531,678
0.875% 1/15/29	754,698	742,881
1.125% 1/15/33	959,409	919,058
1.250% 4/15/28	1,778,885	1,779,316
1.375% 7/15/33	1,202,624	1,173,032
1.625% 10/15/29	3,461,778	3,511,023
1.750% 1/15/34	1,549,845	1,547,164
1.875% 7/15/34	1,923,142	1,941,017
2.125% 4/15/29	308,046	317,212

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.375% 10/15/28	$1,627,497	$1,695,488
		31,466,930

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,829,608)		31,466,930

TOTAL BONDS & NOTES (Cost $117,771,074)		115,474,180

TOTAL LONG-TERM INVESTMENTS (Cost $117,771,074)		115,474,180

SHORT-TERM INVESTMENTS — 28.6%
Commercial Paper — 27.9%
American Electric Power Co., Inc.
4.663% 6/27/25 (a)	2,000,000	1,977,557
Aon Corp.
4.616% 6/05/25 (a)	2,000,000	1,983,361
Broadcom, Inc.
4.671% 5/13/25 (a)	3,000,000	2,983,517
Canadian Pacific Railway Co.
4.654% 5/30/25 (a)	4,000,000	3,969,333
Entergy Corp.
4.659% 5/09/25 (a)	4,000,000	3,980,097
Eversource Energy
4.835% 4/24/25 (a)	5,000,000	4,984,542
Genuine Parts Co.
4.702% 4/23/25 (a)	3,000,000	2,991,255
Keurig Dr. Pepper, Inc.
4.767% 4/25/25 (a)	5,000,000	4,984,166
Mosaic Co.
4.633% 4/24/25 (a)	3,000,000	2,990,848
Northrop Grumman Corp.
4.708% 6/03/25	4,000,000	3,967,493
Penske Truck Leasing Co. LP
4.625% 4/28/25	2,000,000	1,992,689
4.656% 4/21/25	2,000,000	1,994,558
TELUS Corp.
4.708% 7/11/25 (a)	4,000,000	3,948,252
WPP CP LLC
4.762% 6/10/25 (a)	4,000,000	3,963,740
		46,711,408
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	1,134,258	1,134,258

TOTAL SHORT-TERM INVESTMENTS (Cost $47,852,237)		47,845,666

TOTAL INVESTMENTS — 97.5% (Cost $165,623,311) (g)		163,319,846

Other Assets/(Liabilities) — 2.5%		4,133,642

NET ASSETS — 100.0%		$167,453,488

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $112,932,404 or 67.44% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $1,134,344. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,157,105.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/25	2	$218,366	$4,072
U.S. Treasury Ultra Bond	6/18/25	6	740,419	(6,919)
				$(2,847)
Short
U.S. Treasury Long Bond	6/18/25	5	$(588,014)	$1,608
U.S. Treasury Ultra 10 Year	6/18/25	2	(228,212)	(38)
U.S. Treasury Note 2 Year	6/30/25	166	(34,236,966)	(153,565)
U.S. Treasury Note 5 Year	6/30/25	1	(107,786)	(370)
				$(152,365)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$38,311	$—	$38,311
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	36,390	—	36,390
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	76,907	—	76,907
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	71,718	—	71,718
							$223,326	$—	$223,326

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds +29.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	5/29/25	USD	31,544,116	$987,561	$—	$987,561
Fed Funds +20.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/25	USD	37,789,964	1,154,487	—	1,154,487
Fed Funds +28.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/25	USD	26,999,999	814,069	—	814,069
Fed Funds +23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/29/25	USD	32,529,552	208,561	—	208,561
								$3,164,678	$—	$3,164,678

Currency Legend

USD	U.S. Dollar

MML iShares® 60/40 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	52,281	$2,737,956
iShares 20+ Year Treasury Bond ETF	12,143	1,105,377
iShares Broad USD High Yield Corporate Bond ETF (a)	14,884	547,880
iShares Core Dividend Growth ETF (a)	26,849	1,658,731
iShares Core International Aggregate Bond ETF	5,475	273,695
iShares Core MSCI Emerging Markets ETF	20,236	1,092,137
iShares Core MSCI International Developed Markets ETF	102,471	7,059,227
iShares Core S&P 500 ETF	8,825	4,958,768
iShares Core S&P Mid-Cap ETF	18,804	1,097,214
iShares Core S&P Total U.S. Stock Market ETF	139,761	17,052,240
iShares Core U.S. Aggregate Bond ETF	174,610	17,272,421

TOTAL EXCHANGE-TRADED FUNDS (Cost $51,623,951)		54,855,646

TOTAL LONG-TERM INVESTMENTS (Cost $51,623,951)		54,855,646

SHORT-TERM INVESTMENTS — 1.3%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (b)	556,246	556,246

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$137,007	137,007

TOTAL SHORT-TERM INVESTMENTS (Cost $693,253)		693,253

TOTAL INVESTMENTS — 101.2% (Cost $52,317,204) (d)		55,548,899

Other Assets/(Liabilities) — (1.2)%		(661,450)

NET ASSETS — 100.0%		$54,887,449

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $591,819 or 1.08% of net assets. The Fund received $50,536 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(c)	Maturity value of $137,018. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $139,780.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares® 80/20 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	96,572	$5,057,476
iShares 20+ Year Treasury Bond ETF	11,215	1,020,901
iShares Broad USD High Yield Corporate Bond ETF (a)	27,493	1,012,017
iShares Core Dividend Growth ETF	49,595	3,063,979
iShares Core International Aggregate Bond ETF (a)	20,226	1,011,098
iShares Core MSCI Emerging Markets ETF	93,447	5,043,335
iShares Core MSCI International Developed Markets ETF (a)	218,403	15,045,783
iShares Core S&P 500 ETF	14,492	8,143,055
iShares Core S&P Mid-Cap ETF	69,467	4,053,399
iShares Core S&P Total U.S. Stock Market ETF	374,752	45,723,492
iShares Core U.S. Aggregate Bond ETF	122,870	12,154,300

TOTAL EXCHANGE-TRADED FUNDS (Cost $91,545,503)		101,328,835

TOTAL LONG-TERM INVESTMENTS (Cost $91,545,503)		101,328,835

SHORT-TERM INVESTMENTS — 12.1%
Investment of Cash Collateral from Securities Loaned — 11.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (b)	12,030,630	12,030,630

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$205,184	205,184

TOTAL SHORT-TERM INVESTMENTS (Cost $12,235,814)		12,235,814

TOTAL INVESTMENTS — 111.9% (Cost $103,781,317) (d)		113,564,649

Other Assets/(Liabilities) — (11.9)%		(12,088,253)

NET ASSETS — 100.0%		$101,476,396

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $11,754,647 or 11.58% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(c)	Maturity value of $205,200. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $209,392.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.5%

CORPORATE DEBT — 39.8%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$605,000	$569,098
6.858% 5/01/54	714,000	775,544
		1,344,642
Agriculture — 0.1%
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950% 4/20/35 (a)	797,000	819,157
Airlines — 0.2%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	222,822	219,885
Series 2024-1, Class AA, 5.450% 8/15/38	826,742	833,177
		1,053,062
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
4.125% 8/17/27	625,000	603,777
5.303% 9/06/29	1,565,000	1,517,161
General Motors Co.
5.150% 4/01/38	800,000	724,162
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	1,250,000	1,240,583
		4,085,683
Banks — 7.6%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (c)	2,635,000	2,197,523
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	2,145,000	1,925,237
Bank of Montreal, (Acquired 1/29/25, Cost $920,084), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (c) (d)	1,100,000	928,981
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	1,405,000	1,391,981
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (c) (e)	1,300,000	1,298,996
5 yr. CMT + 5.431% 8.000% VRN (c) (e)	1,382,000	1,424,791
BNP Paribas SA 5 yr. CMT + 3.196%
4.625% VRN (a) (c) (e)	1,625,000	1,558,901
BPCE SA, (Acquired 10/12/21, Cost $1,860,000), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	1,860,000	1,585,288
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c) (e)	1,560,000	1,542,569
10 yr. CMT + 2.757% 7.000% VRN (c) (e)	1,167,000	1,209,905
Cooperatieve Rabobank UA 1 yr. CMT + 1.000%
5.710% VRN 1/21/33 (a) (c)	1,460,000	1,501,282

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (c) (e)	$1,268,000	$1,283,846
HSBC Holdings PLC
1 day USD SOFR + 1.560% 5.450% VRN 3/03/36 (c)	1,530,000	1,524,363
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32 (c)	1,224,000	1,260,641
5 yr. CMT + 3.298% 6.875% VRN (c) (e)	754,000	754,365
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (c) (e)	1,950,000	1,948,735
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (c) (e)	881,000	901,653
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (c) (e)	1,400,000	1,404,749
5 yr. CMT + 3.913% 8.000% VRN (b) (c) (e)	975,000	1,011,830
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (c)	2,115,000	1,850,107
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (c)	1,270,000	1,052,943
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (c)	2,320,000	2,275,698
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (c) (e)	1,950,000	1,946,874
5 yr. CMT + 2.937% 7.300% VRN (c) (e)	1,827,000	1,804,059
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c) (e)	2,138,000	2,060,956
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (c) (e)	1,900,000	1,910,864
Synovus Bank
5.625% 2/15/28	1,563,000	1,570,413
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (c)	2,781,000	2,876,680
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%
7.000% VRN (a) (c) (e)	634,000	624,383
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c) (e)	1,044,000	1,083,370
		45,711,983
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	413,196
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	379,686
		792,882
Chemicals — 0.6%
Celanese US Holdings LLC
6.600% STEP 11/15/28	2,050,000	2,114,509
Dow Chemical Co.
5.600% 2/15/54	700,000	647,782
Huntsman International LLC
2.950% 6/15/31	1,075,000	912,420
		3,674,711
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c) (f)	825,000	817,361
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (c)	211,000	215,966

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ally Financial, Inc.
1 day USD SOFR Index + 1.730% 5.543% VRN 1/17/31 (c)	$711,000	$707,403
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (c)	725,000	756,225
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,181,726
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	1,585,000	1,528,772
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,680,000	1,572,690
5.375% 5/30/30 (a) (b)	568,000	568,772
BGC Group, Inc.
6.150% 4/02/30 (a) (f)	938,000	933,988
6.600% 6/10/29	1,900,000	1,952,057
Blue Owl Finance LLC
3.125% 6/10/31	1,195,000	1,049,303
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c) (e)	2,000,000	1,949,471
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	750,000	750,502
		13,984,236
Electric — 1.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (c)	1,554,000	1,568,155
Edison International
5.250% 11/15/28	1,000,000	986,028
MidAmerican Energy Co.
5.300% 2/01/55	492,000	467,196
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	1,250,000	1,176,052
Pacific Gas & Electric Co.
5.550% 5/15/29	900,000	912,285
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (c)	1,366,000	1,283,588
5 yr. CMT + 4.550% 4.875% VRN (c) (e)	1,025,000	1,015,195
		7,408,499
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.279% 3/15/32	2,100,000	1,850,183
5.141% 3/15/52	825,000	601,422
		2,451,605
Food — 0.7%
Mars, Inc.
5.650% 5/01/45 (a)	1,550,000	1,553,373
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,471,001
4.250% 2/01/27 (a)	1,145,000	1,127,656
		4,152,030
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,357,960
NiSource, Inc.
5.800% 2/01/42	950,000	935,216

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.850% 4/01/55	$972,000	$966,193
		3,259,369
Health Care - Services — 1.0%
Centene Corp.
3.000% 10/15/30	1,775,000	1,552,466
Cigna Group
4.800% 7/15/46	880,000	767,371
HCA, Inc.
5.900% 6/01/53	1,470,000	1,404,881
Humana, Inc.
5.750% 4/15/54	1,583,000	1,470,705
UnitedHealth Group, Inc.
5.750% 7/15/64	914,000	898,949
		6,094,372
Insurance — 8.8%
200 Park Funding Trust
5.740% 2/15/55 (a)	1,058,000	1,049,847
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c) (e)	3,000,000	2,895,247
Allstate Corp., (Acquired 11/30/18, Cost $2,909,256), 3 mo. USD Term SOFR + 3.200%
7.523% VRN 8/15/53 (c)	2,885,000	2,888,378
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,707,773
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,409,291
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	1,645,000	1,628,947
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	1,315,000	1,238,263
Beacon Funding Trust
6.266% 8/15/54 (a)	2,420,000	2,412,189
CNO Financial Group, Inc.
6.450% 6/15/34	1,520,000	1,585,108
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	3,281,000	3,353,010
Enstar Finance LLC
5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (c)	2,502,000	2,439,273
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (c)	2,200,000	2,191,185
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c) (e)	885,000	881,577
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	1,070,000	1,052,633
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.782% FRN 1/08/42 (a) (c)	4,700,000	4,699,482
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,470,000	1,486,093
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,060,000	2,948,955
6.750% 3/15/54 (a)	408,000	414,180
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	678,000	703,559
High Street Funding Trust III
5.807% 2/15/55 (a) (b)	1,600,000	1,577,725
Kemper Corp.
3.800% 2/23/32	875,000	787,271

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	$1,381,000	$1,322,285
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	794,305
Pine Street Trust III
6.223% 5/15/54 (a)	1,615,000	1,653,556
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (c)	1,111,000	1,093,946
RenaissanceRe Holdings Ltd.
5.800% 4/01/35	725,000	742,524
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	1,680,000	1,504,050
4.750% 4/08/32 (a)	805,000	753,728
Selective Insurance Group, Inc.
5.900% 4/15/35	1,811,000	1,826,185
USF&G Capital I
8.500% 12/15/45 (a)	885,000	945,763
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.782% FRN 1/08/29 (a) (c)	3,016,000	3,075,114
		53,061,442
Internet — 0.2%
Expedia Group, Inc.
5.400% 2/15/35	1,553,000	1,546,702
Investment Companies — 2.5%
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,213,382
3.950% 7/15/26 (a)	3,005,000	2,948,072
8.500% 5/18/25 (a)	720,000	721,013
ARES Capital Corp.
5.875% 3/01/29	990,000	1,005,083
ARES Strategic Income Fund
6.350% 8/15/29 (a)	1,918,000	1,947,316
Blackstone Secured Lending Fund
2.750% 9/16/26	875,000	845,074
Blue Owl Credit Income Corp.
5.800% 3/15/30 (a)	1,625,000	1,593,445
Blue Owl Technology Finance Corp.
6.750% 4/04/29	1,295,000	1,312,605
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	847,705
6.000% 7/15/29	1,322,000	1,327,365
HPS Corporate Lending Fund
6.250% 9/30/29	1,115,000	1,130,695
		14,891,755
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (b)	1,250,000	1,012,068
6.484% 10/23/45	760,000	722,513
Discovery Communications LLC
4.125% 5/15/29	650,000	613,342
News Corp.
3.875% 5/15/29 (a)	650,000	612,797
5.125% 2/15/32 (a)	2,175,000	2,074,226

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62 (c)	$836,000	$815,661
6.875% 4/30/36	1,100,000	1,128,505
7.875% 7/30/30	625,000	686,600
		7,665,712
Oil & Gas — 3.1%
BP Capital Markets PLC
5 yr. CMT + 1.924% 6.125% VRN (b) (c) (e)	1,535,000	1,510,592
5 yr. CMT + 2.153% 6.450% VRN (b) (c) (e)	663,000	676,459
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,200,000	1,209,250
Expand Energy Corp.
5.700% 1/15/35	825,000	827,955
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (b)	3,150,000	2,981,179
Occidental Petroleum Corp.
5.375% 1/01/32	775,000	763,455
6.050% 10/01/54	1,598,000	1,495,901
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,094,567
6.500% 2/01/38	545,000	562,035
7.100% 7/15/53	1,403,000	1,482,106
Patterson-UTI Energy, Inc.
3.950% 2/01/28	980,000	953,174
5.150% 11/15/29 (b)	575,000	569,493
7.150% 10/01/33	1,400,000	1,475,245
Petroleos Mexicanos
5.350% 2/12/28	665,000	616,075
6.375% 1/23/45	595,000	400,709
6.500% 3/13/27	585,000	572,338
6.625% 6/15/35	140,000	111,868
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,075,000	1,151,809
		18,454,210
Oil & Gas Services — 0.2%
NOV, Inc.
3.950% 12/01/42	1,506,000	1,119,658
Pharmaceuticals — 1.6%
AbbVie, Inc.
5.200% 3/15/35	633,000	643,080
Bayer US Finance LLC
6.500% 11/21/33 (a)	1,775,000	1,865,098
CVS Health Corp.
5.050% 3/25/48	455,000	388,272
5.875% 6/01/53	1,050,000	991,223
6.125% 9/15/39	560,000	570,112
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	1,815,000	1,829,319
CVS Pass-Through Trust
5.926% 1/10/34 (a)	782,110	787,641
7.507% 1/10/32 (a)	619,251	659,942
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,325,000	1,859,927
		9,594,614

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.4%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b) (c)	$804,000	$817,564
Energy Transfer LP
5.950% 5/15/54	660,000	630,288
5 yr. CMT + 5.306% 7.125% VRN (c) (e)	1,575,000	1,593,698
ONEOK, Inc.
5.050% 4/01/45	625,000	541,185
5.450% 6/01/47	1,125,000	1,019,289
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.695% VRN (c) (e)	2,345,000	2,339,872
Western Midstream Operating LP
5.450% 11/15/34	1,590,000	1,553,471
		8,495,367
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	871,000	876,144
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,271,000	808,058
		1,684,202
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,120,000	1,795,084
EPR Properties
3.600% 11/15/31	876,000	781,693
3.750% 8/15/29	675,000	632,817
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,470,627
Piedmont Operating Partnership LP
6.875% 7/15/29	1,225,000	1,272,397
9.250% 7/20/28	772,000	850,654
Service Properties Trust
4.950% 10/01/29	1,155,000	953,782
Store Capital LLC
4.500% 3/15/28	2,075,000	2,040,991
4.625% 3/15/29	1,700,000	1,661,829
		12,459,874
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	963,000	985,913
Intel Corp.
5.600% 2/21/54 (b)	1,125,000	1,023,071
		2,008,984
Software — 0.8%
AppLovin Corp.
5.375% 12/01/31	1,540,000	1,547,812
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	697,720
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,384,093

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp.
5.375% 9/27/54	$1,275,000	$1,162,724
		4,792,349
Telecommunications — 0.7%
AT&T, Inc.
3.550% 9/15/55	2,453,000	1,662,410
Sprint Capital Corp.
8.750% 3/15/32	1,250,000	1,503,367
T-Mobile USA, Inc.
6.000% 6/15/54	974,000	994,195
		4,159,972
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.562%
6.500% VRN 6/15/45 (a) (c)	900,000	899,641
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,158,335
3.375% 1/20/27	1,745,000	1,682,279
		4,840,614

TOTAL CORPORATE DEBT (Cost $246,028,210)		240,507,327

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.8%
Automobile Asset-Backed Securities — 0.2%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	1,444,679	1,472,408
Commercial Mortgage-Backed Securities — 7.5%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (c) (g)	2,100,000	1,159,986
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (c) (g)	2,200,000	1,701,134
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (c) (g)	3,587,000	2,602,205
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (c) (g)	2,500,000	1,601,951
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (c) (g)	8,018,000	5,753,718
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (c) (g)	2,400,000	1,622,045
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.235% FRN 6/15/38 (a) (c)	1,665,802	1,658,517
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	500,000	476,440
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (c) (g)	1,600,000	1,246,425
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	767,701
Series 2015-CR23, Class C, 4.492% VRN 5/10/48 (c) (g)	1,000,000	955,439
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.684% FRN 10/15/43 (a) (c)	2,629,000	2,351,631
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.184% FRN 10/15/43 (a) (c)	908,000	762,702

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
6.684% FRN 7/15/38 (a) (c)	$1,732,301	$1,732,301
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (c) (g)	899,188	885,124
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.190% FRN 8/15/38 (a) (c)	1,586,968	1,551,271
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.084% FRN 2/15/39 (a) (c)	2,900,000	2,832,297
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.434% FRN 2/15/39 (a) (c)	5,000,000	4,962,653
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.634% FRN 2/15/39 (a) (c)	4,100,000	4,043,607
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.184% FRN 3/15/38 (a) (c)	1,354,500	1,330,208
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	707,335
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (c) (g)	2,253,000	1,592,817
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
6.034% FRN 4/15/38 (a) (c)	1,280,000	1,278,814
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	1,000,000	1,001,488
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	373,638
		44,951,447
Home Equity Asset-Backed Securities — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.635% FRN 11/25/35 (a) (c)	245,196	244,031
Other Asset-Backed Securities — 9.7%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472%
5.774% FRN 10/15/34 (a) (c)	2,000,000	2,000,068
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.740% FRN 7/25/37 (a) (c)	2,000,000	2,002,488
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.790% FRN 1/20/33 (a) (c)	1,250,000	1,249,954
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.759% FRN 7/10/37 (a) (c)	1,000,000	1,001,500
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.613% FRN 4/18/35 (a) (c)	750,000	749,250
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.810% FRN 7/25/37 (a) (c)	1,700,000	1,701,481
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.823% FRN 7/20/37 (a) (c)	2,000,000	2,000,488

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.902% FRN 10/15/31 (a) (c)	$2,000,000	$1,995,028
Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180%
5.490% FRN 4/15/38 (a) (c)	1,000,000	990,527
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	980,000	940,967
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.758% FRN 7/16/37 (a) (c)	2,650,000	2,654,619
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.242% FRN 5/20/36 (a) (c)	500,000	500,000
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.929% FRN 11/22/31 (a) (c)	1,000,000	999,000
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.654% FRN 4/20/34 (a) (c)	1,000,000	990,807
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
5.993% FRN 1/20/31 (a) (c)	1,290,000	1,290,004
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	281,455	252,545
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	325,703	286,191
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	93,945	83,149
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	361,276	326,918
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	75,525	68,532
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	577,207	536,749
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912%
6.202% FRN 10/22/34 (a) (c)	2,000,000	2,000,602
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.843% FRN 7/20/36 (a) (c)	1,350,000	1,340,212
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,343,291	1,306,321
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
5.693% FRN 1/19/34 (a) (c)	2,250,000	2,248,420
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,284,579
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	614,535
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
6.743% FRN 4/18/36 (a) (c)	700,000	700,678
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.882% FRN 4/15/37 (a) (c)	1,000,000	1,000,769
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	121,577	115,343
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	103,816	99,807
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
5.519% FRN 1/20/37 (a) (c)	2,000,000	1,987,966

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.798% FRN 10/16/35 (a) (c)	$1,000,000	$995,210
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,174,778
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.447% FRN 4/20/38 (a) (c)	1,000,000	995,249
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,192,000	1,151,031
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
6.008% FRN 7/16/35 (a) (c)	1,750,000	1,750,070
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.405% FRN 10/20/34 (a) (c)	450,000	450,000
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
5.719% FRN 10/30/34 (a) (c)	1,000,000	1,000,026
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
6.105% FRN 4/20/34 (a) (c)	1,500,000	1,498,039
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
5.704% FRN 10/15/35 (a) (c)	1,000,000	999,800
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.152% FRN 1/15/37 (a) (c)	750,000	749,626
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	262,873	254,610
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
6.543% FRN 4/20/35 (a) (c)	1,500,000	1,500,886
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.467% FRN 1/20/38 (a) (c)	1,000,000	995,834
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	11,859	11,810
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	365,763	346,600
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,039,723	1,044,248
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
5.833% FRN 4/17/37 (a) (c)	2,000,000	2,002,186
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,308,814	2,233,075
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,103,035	1,081,710
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	364,401	351,949
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,141,727	1,080,782
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
6.155% FRN 1/20/35 (a) (c)	500,000	499,250
		58,486,266
Student Loans Asset-Backed Securities — 2.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	905,377	862,475
Series 2019-A, Class C, 4.460% 12/28/48 (a)	603,738	586,815

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
5.954% FRN 6/25/48 (a) (c)	$1,200,000	$1,198,493
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.954% FRN 10/25/56 (a) (c)	1,100,000	1,067,545
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	300,237	290,910
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.145% FRN 3/22/32 (c) (g)	80,000	79,506
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,680,147
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.854% FRN 4/25/67 (a) (c)	3,250,000	3,107,683
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (c)	1,454,838	1,376,013
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.109% FRN 1/25/44 (c)	865,519	822,354
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,486,503
		13,558,444
Whole Loan Collateral Collateralized Mortgage Obligations — 1.0%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.548% VRN 8/25/34 (c) (g)	2,980	2,959
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c) (g)	3,314,561	2,678,062
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (c) (g)	1,810,073	1,474,361
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (c) (g)	2,132,678	1,721,804
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.921% VRN 11/25/48 (a) (c) (g)	20,847	19,665
		5,896,851
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (c) (g)	1,202,190	971,332

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $136,235,745)		125,580,779

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,278,648

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,997)		1,278,648

U.S. Government Agency Obligations and Instrumentalities (h) — 30.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	7,162	7,413

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 30.1%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	$1,880,096	$1,516,312
Pool #RA4255 2.000% 1/01/51	3,803,397	3,071,035
Pool #RA5576 2.500% 7/01/51	6,718,767	5,665,958
Pool #SD0905 3.000% 3/01/52	2,893,421	2,533,952
Pool #J13972 3.500% 1/01/26	1,223	1,217
Pool #C91344 3.500% 11/01/30	23,254	22,846
Pool #C91424 3.500% 1/01/32	16,850	16,503
Pool #RA2483 3.500% 6/01/50	3,156,573	2,871,361
Pool #SD1523 4.000% 8/01/52	4,501,691	4,239,237
Pool #SD1603 4.000% 9/01/52	2,889,722	2,697,543
Pool #C91239 4.500% 3/01/29	986	985
Pool #C91251 4.500% 6/01/29	6,907	6,900
Pool #SD8266 4.500% 11/01/52	1,731,578	1,660,738
Pool #SD7323 5.000% 12/01/54	9,737,146	9,545,630
Pool #C90939 5.500% 12/01/25	720	721
Pool #D97258 5.500% 4/01/27	766	771
Pool #C91026 5.500% 4/01/27	3,776	3,804
Pool #C91074 5.500% 8/01/27	472	476
Pool #D97417 5.500% 10/01/27	3,794	3,837
Pool #C91128 5.500% 12/01/27	379	383
Pool #C91148 5.500% 1/01/28	9,683	9,793
Pool #C91176 5.500% 5/01/28	4,349	4,406
Pool #C91217 5.500% 11/01/28	1,928	1,953
Pool #SD4364 5.500% 10/01/53	4,995,326	5,032,258
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,926,668	5,519,309
Pool #CB0414 2.500% 5/01/51	5,653,425	4,742,818
Pool #FM8596 2.500% 9/01/51	1,780,842	1,501,790
Pool #FM9104 2.500% 10/01/51	5,144,813	4,338,637
Pool #FM9227 2.500% 10/01/51	3,718,994	3,125,780
Pool #FS3035 2.500% 4/01/52	7,882,493	6,657,185
Pool #MA3029 3.000% 6/01/32	741,802	718,145
Pool #MA3090 3.000% 8/01/32	308,799	298,697
Pool #AO8180 3.000% 9/01/42	8,336	7,554
Pool #AB7397 3.000% 12/01/42	53,206	48,169
Pool #AB7401 3.000% 12/01/42	42,678	38,679
Pool #AP8668 3.000% 12/01/42	64,022	57,960
Pool #AR1975 3.000% 12/01/42	12,033	10,912
Pool #AR0306 3.000% 1/01/43	3,520	3,188
Pool #AR5391 3.000% 1/01/43	9,318	8,403
Pool #AL3215 3.000% 2/01/43	40,827	36,940
Pool #AR4109 3.000% 2/01/43	38,105	34,500
Pool #AR4432 3.000% 3/01/43	19,591	17,717
Pool #AT0169 3.000% 3/01/43	88,712	80,289
Pool #AB8809 3.000% 3/01/43	21,864	19,794
Pool #MA1368 3.000% 3/01/43	81,204	73,477
Pool #AR2174 3.000% 4/01/43	82,440	74,584
Pool #FS1075 3.000% 3/01/52	2,975,681	2,614,362
Pool #CB3304 3.000% 4/01/52	4,693,370	4,123,483
Pool #CB3305 3.000% 4/01/52	5,598,662	4,901,354
Pool #AS1304 3.500% 12/01/28	209,049	206,343
Pool #MA1356 3.500% 2/01/43	2,926,526	2,730,644
Pool #CA6096 3.500% 6/01/50	3,505,546	3,171,275
Pool #FM4017 3.500% 8/01/50	221,561	201,542
Pool #CB3842 3.500% 6/01/52	9,175,217	8,351,926
Pool #CA1909 4.500% 6/01/48	1,578,501	1,532,668
Pool #CB3866 4.500% 6/01/52	5,089,277	4,908,109
Pool #CB4129 4.500% 7/01/52	4,562,550	4,375,894

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD6437 5.000% 6/01/40	$134,230	$135,995
Pool #AD6996 5.000% 7/01/40	876,496	888,089
Pool #AL8173 5.000% 2/01/44	340,983	345,142
Pool #CB9465 5.000% 11/01/54	9,724,002	9,605,675
Pool #AD0836 5.500% 11/01/28	8,428	8,513
Pool #MA4842 5.500% 12/01/52	8,773,719	8,794,716
Pool #MA5215 5.500% 12/01/53	4,464,809	4,468,518
Pool #FA0095 6.000% 12/01/54	5,898,050	6,043,252
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	40	41
Pool #488634 7.000% 5/15/29	872	886
Pool #500928 7.000% 5/15/29	1,680	1,714
Pool #510083 7.000% 7/15/29	87	89
Pool #493723 7.000% 8/15/29	1,294	1,324
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,721,195	1,535,752
Pool #MA6283 3.000% 11/20/49	3,117,459	2,774,031
Pool #MA6409 3.000% 1/20/50	3,221,366	2,868,253
Pool #MA4321 3.500% 3/20/47	1,925,399	1,780,775
Pool #MA9722 4.000% 6/20/54	15,536,976	14,567,716
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (c)	157	156
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (c)	145	144
Pool #MB0025 5.000% 11/20/54	9,913,662	9,755,201
Pool #MB0091 5.000% 12/20/54	9,931,440	9,772,695
Pool #MA8429 5.500% 11/20/52	4,654,553	4,690,027
		181,479,450

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $189,964,556)		181,486,863

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds & Notes — 7.6%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	23,500,000	15,149,345
3.500% 2/15/39	3,000,000	2,731,875
4.125% 8/15/44	15,000,000	14,052,888
U.S. Treasury Notes
4.000% 12/15/27	1,000,000	1,003,019
4.250% 2/28/31	12,000,000	12,136,876
4.250% 11/15/34	1,000,000	1,002,812
		46,076,815

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,468,593)		46,076,815

TOTAL BONDS & NOTES (Cost $620,343,101)		594,930,432

TOTAL LONG-TERM INVESTMENTS (Cost $620,343,101)		594,930,432

SHORT-TERM INVESTMENTS — 2.8%
Commercial Paper — 1.2%
Eversource Energy
4.834% 4/24/25 (a)	1,000,000	996,908

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Genuine Parts Co.
4.702% 4/23/25 (a)	$2,000,000	$1,994,171
Keurig Dr. Pepper, Inc.
4.767% 4/25/25 (a)	2,000,000	1,993,666
Magna International, Inc.
4.746% 5/08/25 (a)	2,000,000	1,990,331
		6,975,076

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (j)	7,645,730	7,645,730

	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (k)	$1,836,621	1,836,621

TOTAL SHORT-TERM INVESTMENTS (Cost $16,457,871)		16,457,427

TOTAL INVESTMENTS — 101.3% (Cost $636,800,972) (l)		611,387,859

Other Assets/(Liabilities) — (1.3)%		(7,907,050)

NET ASSETS — 100.0%		$603,480,809

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $207,687,177 or 34.41% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $12,977,640 or 2.15% of net assets. The Fund received $5,606,555 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $928,981 or 0.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(k)	Maturity value of $1,836,761. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,873,374.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/25	107	$12,427,340	$121,754
U.S. Treasury Ultra Bond	6/18/25	99	12,012,940	89,810
U.S. Treasury Note 2 Year	6/30/25	230	47,418,452	231,080
U.S. Treasury Note 5 Year	6/30/25	130	13,902,221	158,092
				$600,736

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 80.6%

CORPORATE DEBT — 44.8%
Aerospace & Defense — 0.6%
Boeing Co.
6.298% 5/01/29	$615,000	$644,945
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC
5.303% 9/06/29	470,000	455,633
5.875% 11/07/29	290,000	286,838
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	310,672
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	316,119
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	685,000	650,212
		2,019,474
Banks — 8.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	623,662
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a) (b)	300,000	302,962
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a) (b)	650,000	642,720
Bank of America Corp.
3.950% 4/21/25	178,000	177,881
Barclays PLC
5.200% 5/12/26	305,000	305,975
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	295,000	302,457
BPCE SA 1 day USD SOFR + 1.980%
6.612% VRN 10/19/27 (a) (b)	500,000	513,524
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	375,000	391,969
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	290,000	290,650
Deutsche Bank AG 1 day USD SOFR + 1.210%
5.373% VRN 1/10/29 (b)	285,000	288,148
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	450,000	459,738
HSBC Holdings PLC
1 day USD SOFR + 1.030% 4.899% VRN 3/03/29 (b)	290,000	290,681
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28 (b)	310,000	329,463
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30 (b) (c)	295,000	300,480
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27 (b)	445,000	425,644
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28 (b)	179,000	180,775

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a) (b)	$845,000	$823,601
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	245,000	243,225
4.350% 9/08/26 (b)	400,000	398,378
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	510,000	505,129
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a) (b)	525,000	512,878
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a) (b)	200,000	192,561
Synovus Bank
5.625% 2/15/28	523,000	525,481
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	225,000	227,846
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29 (b)	305,000	328,419
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	310,000	318,429
		9,902,676
Beverages — 0.3%
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	382,485
Chemicals — 2.1%
Celanese US Holdings LLC
6.415% STEP 7/15/27	128,000	130,117
6.600% STEP 11/15/28	555,000	572,464
Huntsman International LLC
4.500% 5/01/29	300,000	287,743
MEGlobal Canada ULC
5.000% 5/18/25 (a) (c)	450,000	450,225
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	657,000	635,084
Yara International ASA
4.750% 6/01/28 (a)	300,000	297,470
		2,373,103
Commercial Services — 1.1%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	290,000	290,065
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	921,808
		1,211,873
Computers — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	277,000	286,913
Diversified Financial Services — 2.5%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	290,000	289,053
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	275,000	286,844
Aviation Capital Group LLC
5.125% 4/10/30 (a)	290,000	288,409

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a) (c)	$114,000	$114,155
5.750% 11/15/29 (a)	305,000	310,933
BGC Group, Inc.
6.150% 4/02/30 (a) (d)	225,000	224,037
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	150,000	150,100
6.400% 3/26/29 (a)	324,000	334,894
REC Ltd.
2.250% 9/01/26 (a)	400,000	385,675
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b) (c)	450,000	446,775
		2,830,875
Electric — 1.6%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	336,308
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	251,410
Edison International
5.250% 11/15/28	200,000	197,206
Engie SA
5.250% 4/10/29 (a) (c)	300,000	305,623
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	227,222
Pacific Gas & Electric Co.
5.550% 5/15/29	450,000	456,142
		1,773,911
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.054% 3/15/29	750,000	706,315
Food — 1.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	860,000	827,012
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	763,260
		1,590,272
Hand & Machine Tools — 0.6%
Regal Rexnord Corp.
6.050% 2/15/26	325,000	327,460
6.050% 4/15/28	300,000	307,763
		635,223
Health Care - Services — 0.5%
Centene Corp.
2.450% 7/15/28	325,000	296,559
3.000% 10/15/30	325,000	284,254
		580,813
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/27 (a)	200,000	203,709

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (c)	$200,000	$200,741
Insurance — 2.9%
Athene Global Funding
3.205% 3/08/27 (a)	212,000	204,521
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	275,000	279,487
CNO Global Funding
2.650% 1/06/29 (a)	350,000	323,686
Corebridge Global Funding
4.900% 12/03/29 (a)	300,000	300,044
Enstar Group Ltd.
4.950% 6/01/29	300,000	298,302
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	269,000	271,945
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	656,742
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303),
3.800% 3/01/28 (c) (e)	350,000	341,950
Mercury General Corp.
4.400% 3/15/27	300,000	295,161
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	288,000	286,076
		3,257,914
Investment Companies — 5.9%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	295,018
3.950% 7/15/26 (a)	605,000	593,539
ARES Capital Corp.
2.875% 6/15/28	250,000	232,691
5.875% 3/01/29	100,000	101,524
5.950% 7/15/29	305,000	309,949
ARES Strategic Income Fund
6.350% 8/15/29 (a)	538,000	546,223
Blackstone Private Credit Fund
2.625% 12/15/26	490,000	469,264
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	338,030
5.300% 6/30/30	300,000	294,690
Blue Owl Capital Corp.
8.450% 11/15/26	275,000	288,264
Blue Owl Credit Income Corp.
4.700% 2/08/27	650,000	641,958
Blue Owl Technology Finance Corp.
6.750% 4/04/29	627,000	635,524
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	260,091
6.000% 7/15/29	621,000	623,520
HPS Corporate Lending Fund
6.250% 9/30/29	305,000	309,293
6.750% 1/30/29	368,000	379,076

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	$300,000	$285,213
		6,603,867
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	516,000	527,407
Machinery - Construction & Mining — 0.6%
Weir Group PLC
2.200% 5/13/26 (a)	680,000	660,311
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	650,000	585,405
News Corp.
3.875% 5/15/29 (a)	425,000	400,675
Paramount Global
7.875% 7/30/30	500,000	549,280
		1,535,360
Mining — 0.6%
Glencore Funding LLC
5.186% 4/01/30 (a) (d)	162,000	163,044
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a) (c)	550,000	549,281
		712,325
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	295,000	294,492
Oil & Gas — 2.3%
Helmerich & Payne, Inc.
4.850% 12/01/29 (a) (c)	585,000	568,244
Occidental Petroleum Corp.
5.200% 8/01/29	295,000	294,803
Ovintiv, Inc.
5.375% 1/01/26	275,000	275,374
8.125% 9/15/30	250,000	283,674
Parkland Corp.
5.875% 7/15/27 (a)	193,000	192,318
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	666,249
Qatarenergy LNG S3
5.838% 9/30/27 (a)	352,200	358,119
		2,638,781
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100% 3/17/30 (a)	100,000	100,802
Pharmaceuticals — 1.8%
AbbVie, Inc.
4.875% 3/15/30	285,000	289,108

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bayer US Finance II LLC
4.375% 12/15/28 (a)	$575,000	$560,120
CVS Health Corp.
3.250% 8/15/29	300,000	280,131
Hikma Finance USA LLC
3.250% 7/09/25 (a)	675,000	671,494
Mylan, Inc.
4.550% 4/15/28	275,000	269,349
		2,070,202
Pipelines — 0.5%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	284,044
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	236,341
		520,385
Real Estate Investment Trusts (REITS) — 3.1%
EPR Properties
3.750% 8/15/29	125,000	117,188
4.500% 6/01/27	450,000	444,011
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	485,000	456,478
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	349,092
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	633,583
Store Capital LLC
2.750% 11/18/30	275,000	241,066
4.500% 3/15/28	650,000	639,347
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	325,000	317,973
Vornado Realty LP
2.150% 6/01/26	310,000	298,999
		3,497,737
Retail — 0.4%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	315,151
5.900% 3/09/26	144,000	143,737
		458,888
Semiconductors — 0.9%
Broadcom, Inc.
5.050% 4/15/30	290,000	293,853
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	570,000	579,180
SK Hynix, Inc.
5.500% 1/16/27 (a)	200,000	202,584
		1,075,617
Software — 0.3%
AppLovin Corp.
5.125% 12/01/29	295,000	296,143

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	$560,000	$538,571
3.375% 1/20/27	270,000	260,295
		798,866

TOTAL CORPORATE DEBT (Cost $50,262,736)		50,392,425

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.8%
Automobile Asset-Backed Securities — 5.5%
American Credit Acceptance Receivables Trust, Series 2022-1, Class D
2.460% 3/13/28 (a)	528,582	526,271
CarMax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	243,229
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	132,355	128,143
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	803,722
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	593,579	580,181
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	503,061
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	508,976
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	401,750
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	505,428
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	302,430
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	270,877	276,077
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	1,400,000	1,409,311
		6,188,579
Commercial Mortgage-Backed Securities — 4.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.116% FRN 7/15/35 (a) (b)	500,000	496,449
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.235% FRN 6/15/38 (a) (b)	286,693	285,440
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
6.767% FRN 12/15/37 (a) (b)	545,194	544,172
ELM Trust, Series 2024-ELM, Class A15,
5.414% VRN 6/10/39 (a) (b) (f)	1,100,000	1,109,513
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
5.790% FRN 8/15/38 (a) (b)	545,520	534,613
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
5.734% FRN 2/15/39 (a) (b)	900,000	881,235
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.184% FRN 3/15/38 (a) (b)	260,400	255,730

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
6.534% FRN 4/15/38 (a) (b)	$496,000	$494,760
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.635% FRN 1/15/36 (a) (b)	616,000	573,421
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.185% FRN 1/15/36 (a) (b)	414,000	382,493
		5,557,826
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	400,000	399,998
Home Equity Asset-Backed Securities — 0.0%
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764%
5.410% FRN 5/25/35 (b)	26,738	26,673
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.635% FRN 11/25/35 (a) (b)	17,941	17,856
		44,529
Other Asset-Backed Securities — 14.6%
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.793% FRN 10/18/31 (a) (b)	500,000	499,482
Bain Capital Credit CLO Ltd.
Series 2020-3A, Class A1RR, 3 mo. USD Term SOFR + 1.210% 5.500% FRN 10/23/34 (a) (b)	500,000	498,843
Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 5.613% FRN 4/18/35 (a) (b)	500,000	499,500
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	424,211
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	67,681	66,244
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.902% FRN 10/15/31 (a) (b)	500,000	498,757
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080%
5.382% FRN 7/15/34 (a) (b)	1,000,000	995,500
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	89,405
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812%
6.108% FRN 10/24/30 (a) (b)	500,000	500,405
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	963,217
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	140,385	136,254
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
5.702% FRN 5/20/36 (a) (b)	500,000	500,112
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	548,452	505,999

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.654% FRN 4/20/34 (a) (b)	$500,000	$495,404
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.843% FRN 10/20/34 (a) (b)	500,000	498,203
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	145,660	140,868
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	273,532	234,532
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	133,284	121,352
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	122,291	112,102
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b) (f)	114,495	106,401
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	336,913	341,540
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	63,904	56,151
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	59,972	54,268
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	123,097	113,841
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	114,999	106,939
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	220,180	222,820
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	242,035	231,224
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	683,333	527,875
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	38,587	38,094
Juniper Valley Park CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.250%
5.543% FRN 7/20/36 (a) (b)	500,000	500,065
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550%
5.858% FRN 10/16/30 (a) (b)	500,000	499,250
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	100,634	92,500
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	20,490	19,699
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.962% FRN 7/25/30 (a) (b)	250,000	249,396
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	57,995	56,636
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	458,664	444,696
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	397,333	384,962
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	483,503	487,420
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	265,224	265,423
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.050% FRN 4/25/32 (a) (b)	500,000	499,282
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
5.704% FRN 10/15/35 (a) (b)	500,000	499,900
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.652% FRN 7/15/37 (a) (b)	500,000	499,986
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	13,674	13,581

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.973% FRN 4/18/33 (a) (b)	$500,000	$499,007
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402%
5.692% FRN 10/23/34 (a) (b)	500,000	500,077
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	829,537	842,608
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.572% FRN 10/15/35 (a) (b)	500,000	499,986
		16,434,017
Real Estate Investment Trusts (REITS) — 0.2%
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	279,922
Student Loans Asset-Backed Securities — 5.4%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	531,503	479,135
Series 2017-A, Class B, 4.500% 11/26/46 (a)	169,550	161,388
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 5.635% FRN 12/26/47 (a) (b)	166,850	166,959
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.085% FRN 11/26/46 (a) (b)	111,959	112,069
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,879
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	15,069
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,371
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,305
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	247,935
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	624,997	618,200
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	1,047,365	943,001
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,870,833
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (b)	281,809	266,540
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.109% FRN 1/25/44 (b)	218,657	207,753
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.119% FRN 1/25/41 (b)	266,601	253,591
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.129% FRN 1/25/55 (b)	81,878	78,216
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 5.184% FRN 11/15/35 (a) (b)	97,164	96,894
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.999% FRN 9/15/53 (a) (b)	485,134	491,699
		6,064,837
Whole Loan Collateral Collateralized Mortgage Obligations — 4.7%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	930,496	939,427
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (b) (f)	41,270	39,075

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.548% VRN 8/25/34 (b) (f)	$568	$564
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (b) (f)	33,555	32,601
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.404% FRN 8/25/49 (a) (b)	249,892	238,631
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (b) (f)	378,435	338,275
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (f)	79,282	75,035
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	504,278	407,441
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (b) (f)	282,226	248,409
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (b) (f)	81,555	76,455
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (b) (f)	549,589	465,908
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (b) (f)	625,866	512,784
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (f)	370,602	332,690
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (b) (f)	162,025	136,939
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (f)	224,107	220,018
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (b) (f)	156,601	132,437
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b) (f)	265,000	250,763
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (b) (f)	548,000	521,961
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (f)	281,105	280,667
		5,250,080
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b) (f)	111,594	98,423

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,705,460)		40,318,211

U.S. Government Agency Obligations and Instrumentalities (g) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	311	317
Pool #510083 7.000% 7/15/29	17	17
Pool #493723 7.000% 8/15/29	243	249
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (b)	30	30

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (b)	$27	$26
		639

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $692)		639

TOTAL BONDS & NOTES (Cost $91,968,888)		90,711,275

TOTAL LONG-TERM INVESTMENTS (Cost $91,968,888)		90,711,275

SHORT-TERM INVESTMENTS — 21.0%
Commercial Paper — 17.7%
American Electric Power Co., Inc.
4.663% 6/27/25 (a)	2,000,000	1,977,557
BAT International Finance PLC
4.753% 8/14/25 (a)	2,000,000	1,966,015
Broadcom, Inc.
4.671% 5/13/25 (a)	4,000,000	3,978,023
Genuine Parts Co.
4.702% 4/23/25 (a)	4,000,000	3,988,341
Keurig Dr. Pepper, Inc.
4.767% 4/25/25 (a)	2,000,000	1,993,666
Parker-Hannifin Corp.
4.638% 5/30/25 (a)	2,000,000	1,984,733
Penske Truck Leasing Co. LP
4.656% 4/21/25	2,000,000	1,994,558
TELUS Corp.
4.708% 7/11/25 (a)	2,000,000	1,974,126
		19,857,019

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (h)	2,385,115	2,385,115

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (i)	$1,315,656	1,315,656

TOTAL SHORT-TERM INVESTMENTS (Cost $23,560,422)		23,557,790

TOTAL INVESTMENTS — 101.6% (Cost $115,529,310) (j)		114,269,065

Other Assets/(Liabilities) — (1.6)%		(1,781,876)

NET ASSETS — 100.0%		$112,487,189

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $77,570,071 or 68.96% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $2,678,477 or 2.38% of net assets. The Fund received $349,966 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $341,950 or 0.30% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(i)	Maturity value of $1,315,756. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,342,065.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/25	285	$58,757,647	$286,338
Short
U.S. Treasury Note 10 Year	6/18/25	20	$(2,189,759)	$(34,616)
U.S. Treasury Note 5 Year	6/30/25	171	(18,283,107)	(211,612)
				$(246,228)

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Consumer Discretionary — 9.6%
AutoNation, Inc. (a)	13,578	$2,198,550
Cheesecake Factory, Inc. (b)	14,254	693,600
Dorman Products, Inc. (a)	14,639	1,764,585
KB Home	30,181	1,754,120
Steven Madden Ltd.	33,267	886,233
Stride, Inc. (a) (b)	14,091	1,782,511
Texas Roadhouse, Inc.	5,675	945,625
Visteon Corp. (a)	15,646	1,214,442
		11,239,666
Consumer Staples — 2.0%
BellRing Brands, Inc. (a)	23,009	1,713,250
Interparfums, Inc. (b)	6,054	689,369
		2,402,619
Energy — 3.8%
Helmerich & Payne, Inc. (b)	63,374	1,655,329
Northern Oil & Gas, Inc. (b)	61,870	1,870,330
SM Energy Co. (b)	33,407	1,000,540
		4,526,199
Financials — 19.1%
Banc of California, Inc.	69,897	991,838
Bank of NT Butterfield & Son Ltd.	21,425	833,861
Berkshire Hills Bancorp, Inc.	28,180	735,216
BGC Group, Inc. Class A	127,172	1,166,167
Cathay General Bancorp	36,703	1,579,330
Columbia Banking System, Inc.	56,882	1,418,637
Definity Financial Corp. (b)	39,119	1,738,139
DigitalBridge Group, Inc.	89,734	791,454
Federated Hermes, Inc.	36,365	1,482,601
Marqeta, Inc. Class A (a)	142,165	585,720
OceanFirst Financial Corp.	43,809	745,191
Pacific Premier Bancorp, Inc.	54,573	1,163,496
PennyMac Financial Services, Inc.	20,312	2,033,434
Skyward Specialty Insurance Group, Inc. (a)	14,930	790,096
Stifel Financial Corp.	11,450	1,079,277
United Community Banks, Inc.	30,581	860,244
Webster Financial Corp.	26,794	1,381,231
Wintrust Financial Corp.	19,091	2,146,974
WSFS Financial Corp.	19,219	996,890
		22,519,796

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 14.8%
Addus HomeCare Corp. (a)	7,282	$720,118
ADMA Biologics, Inc. (a)	124,689	2,473,830
Ascendis Pharma AS ADR (a)	9,846	1,534,598
BioLife Solutions, Inc. (a) (b)	39,589	904,213
Bridgebio Pharma, Inc. (a)	23,872	825,255
BrightSpring Health Services, Inc. (a) (b)	44,021	796,340
Collegium Pharmaceutical, Inc. (a)	26,545	792,368
Encompass Health Corp.	11,085	1,122,689
Guardant Health, Inc. (a)	33,392	1,422,499
Inspire Medical Systems, Inc. (a)	6,511	1,037,072
Integer Holdings Corp. (a)	10,741	1,267,545
Merus NV (a)	7,849	330,364
Repligen Corp. (a)	7,595	966,388
Soleno Therapeutics, Inc. (a)	7,357	525,658
Structure Therapeutics, Inc. ADR (a) (b)	10,968	189,856
Surgery Partners, Inc. (a)	39,767	944,466
Twist Bioscience Corp. (a)	26,901	1,056,133
Ultragenyx Pharmaceutical, Inc. (a)	15,139	548,183
		17,457,575
Industrials — 20.8%
AAR Corp. (a)	21,454	1,201,210
ABM Industries, Inc.	28,772	1,362,642
AGCO Corp. (b)	6,527	604,204
Air Lease Corp. (b)	25,478	1,230,842
Allison Transmission Holdings, Inc.	18,914	1,809,502
Atmus Filtration Technologies, Inc.	30,527	1,121,257
CACI International, Inc. Class A (a)	1,610	590,741
Casella Waste Systems, Inc. Class A (a) (b)	18,800	2,096,388
Enpro, Inc.	10,918	1,766,423
Esab Corp.	16,737	1,949,861
Federal Signal Corp.	10,808	794,929
Gates Industrial Corp. PLC (a)	62,610	1,152,650
Hayward Holdings, Inc. (a)	63,708	886,815
Hub Group, Inc. Class A	42,067	1,563,630
Korn Ferry	28,692	1,946,178
Regal Rexnord Corp.	5,546	631,412
Upwork, Inc. (a)	69,209	903,178
WillScot Holdings Corp. (b)	29,321	815,124
Zurn Elkay Water Solutions Corp.	62,254	2,053,137
		24,480,123
Information Technology — 13.9%
Allegro MicroSystems, Inc. (a) (b)	56,111	1,410,069
ASGN, Inc. (a)	20,763	1,308,484
Belden, Inc.	17,342	1,738,536
Gitlab, Inc. Class A (a)	23,412	1,100,364
Informatica, Inc. Class A (a)	64,792	1,130,620
Itron, Inc. (a)	19,132	2,004,268
Lattice Semiconductor Corp. (a)	20,120	1,055,294
MACOM Technology Solutions Holdings, Inc. (a)	13,248	1,329,834
MARA Holdings, Inc. (a) (b)	55,399	637,089
MKS Instruments, Inc.	10,337	828,511
Progress Software Corp.	17,729	913,221
Silicon Laboratories, Inc. (a) (b)	9,458	1,064,687

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unity Software, Inc. (a) (b)	58,051	$1,137,219
Vishay Intertechnology, Inc.	41,321	657,004
		16,315,200
Materials — 5.5%
ATI, Inc. (a)	33,795	1,758,354
Commercial Metals Co.	30,599	1,407,860
Kaiser Aluminum Corp.	6,020	364,932
Knife River Corp. (a) (b)	15,134	1,365,238
Silgan Holdings, Inc.	31,316	1,600,874
		6,497,258
Real Estate — 7.3%
American Healthcare REIT, Inc. (b)	42,301	1,281,720
DiamondRock Hospitality Co.	148,231	1,144,344
Essential Properties Realty Trust, Inc.	40,342	1,316,763
Four Corners Property Trust, Inc. (b)	55,449	1,591,386
Outfront Media, Inc.	94,122	1,519,129
Terreno Realty Corp. (b)	28,255	1,786,281
		8,639,623
Utilities — 2.4%
Chesapeake Utilities Corp.	11,174	1,435,077
Portland General Electric Co. (b)	30,357	1,353,922
		2,788,999

TOTAL COMMON STOCK (Cost $93,326,862)		116,867,058

TOTAL EQUITIES (Cost $93,326,862)		116,867,058

TOTAL LONG-TERM INVESTMENTS (Cost $93,326,862)		116,867,058

SHORT-TERM INVESTMENTS — 1.8%
Investment of Cash Collateral from Securities Loaned — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	1,632,042	1,632,042

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$460,336	460,336

TOTAL SHORT-TERM INVESTMENTS (Cost $2,092,378)		2,092,378

TOTAL INVESTMENTS — 101.0% (Cost $95,419,240) (e)		118,959,436

Other Assets/(Liabilities) — (1.0)%		(1,184,417)

NET ASSETS — 100.0%		$117,775,019

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $21,249,365 or 18.04% of net assets. The Fund received $20,246,933 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)	Maturity value of $460,371. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $469,686.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 96.3%
Brazil — 4.8%
B3 SA - Brasil Bolsa Balcao	4,800	$10,212
Banco BTG Pactual SA	40,800	240,949
Localiza Rent a Car SA	57,608	339,099
MercadoLibre, Inc. (a)	267	520,882
NU Holdings Ltd. Class A (a)	19,610	200,806
Raia Drogasil SA	67,600	225,671
Vale SA Sponsored ADR	2,333	23,283
WEG SA	54,284	430,737
		1,991,639
Chile — 1.1%
Antofagasta PLC	11,619	253,792
Banco de Chile	1,577,384	208,482
		462,274
China — 27.6%
Airtac International Group	11,000	278,679
Alibaba Group Holding Ltd. Sponsored ADR	4,854	641,845
BYD Co. Ltd. Class H	4,500	227,461
Contemporary Amperex Technology Co. Ltd. Class A	16,400	574,787
H World Group Ltd.	5,900	21,803
H World Group Ltd. ADR (b)	58,733	2,173,708
Meituan Class B (a) (c)	94,800	1,916,724
NetEase, Inc. ADR	4,570	470,345
New Horizon Health, Ltd. (a) (c) (d) (e)	63,000	11,448
PDD Holdings, Inc. ADR (a)	4,453	527,013
Tencent Holdings Ltd.	55,209	3,518,609
Trip.com Group Ltd. ADR	436	27,721
WuXi AppTec Co. Ltd. Class H (c)	35,500	318,392
WuXi Biologicals Cayman, Inc. (a) (c)	118,500	412,657
Yum China Holdings, Inc.	2,040	106,202
ZTO Express Cayman, Inc. ADR (b)	11,019	218,617
		11,446,011
Denmark — 0.5%
Zealand Pharma AS (a)	2,658	200,050
France — 1.7%
Kering SA	915	190,032
TotalEnergies SE	7,639	493,714
		683,746
Germany — 0.3%
BioNTech SE ADR (a)	1,463	133,221

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.9%
AIA Group Ltd.	67,600	$511,003
Hong Kong Exchanges & Clearing Ltd.	6,000	266,910
		777,913
India — 16.9%
Bajaj Finance Ltd.	940	97,884
Bajaj Finserv Ltd.	4,898	114,409
Cholamandalam Investment & Finance Co. Ltd.	4,953	88,221
DLF Ltd.	5,398	42,737
Havells India Ltd.	10,403	184,920
HCL Technologies Ltd.	11,260	208,505
HDFC Bank Ltd.	62,086	1,320,474
ICICI Bank Ltd.	18,354	289,121
Infosys Ltd.	16,657	304,338
Kotak Mahindra Bank Ltd.	85,396	2,169,133
Macrotech Developers Ltd. (c)	30,227	422,106
Mahindra & Mahindra Ltd.	6,652	206,484
Oberoi Realty Ltd.	32,500	619,157
Tata Consultancy Services Ltd.	22,397	940,669
		7,008,158
Indonesia — 1.8%
Bank Central Asia Tbk. PT	1,488,600	758,127
Italy — 2.2%
Ermenegildo Zegna NV (b)	13,058	96,629
Moncler SpA	3,263	201,627
PRADA SpA	88,100	622,055
		920,311
Japan — 2.6%
Chugai Pharmaceutical Co. Ltd.	9,500	433,902
Daiichi Sankyo Co. Ltd.	28,000	657,046
		1,090,948
Luxembourg — 0.6%
Zabka Group SA (a)	46,615	249,539
Mexico — 5.3%
America Movil SAB de CV ADR	2,675	38,038
Fomento Economico Mexicano SAB de CV	91,751	892,963
Grupo Aeroportuario del Sureste SAB de CV Class B	4,941	135,003
Grupo Mexico SAB de CV Series B	220,826	1,103,240
		2,169,244
Netherlands — 1.4%
Argenx SE ADR (a)	822	486,513
ASML Holding NV	152	100,720
		587,233
Peru — 0.9%
Credicorp Ltd.	1,996	371,575

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philippines — 2.1%
SM Investments Corp.	51,590	$710,323
SM Prime Holdings, Inc.	403,600	169,303
		879,626
Poland — 0.8%
Allegro.eu SA (a) (c)	39,969	325,217
Portugal — 2.6%
Galp Energia SGPS SA	60,743	1,068,124
Republic of Korea — 5.0%
NAVER Corp.	2,040	266,141
Samsung Biologics Co. Ltd. (a) (c)	1,040	718,439
Samsung Electronics Co. Ltd.	12,854	509,041
SK Hynix, Inc.	4,372	579,781
		2,073,402
Russia — 0.0%
Novatek PJSC GDR (a) (c) (d) (e)	600	—
Sberbank of Russia PJSC (a) (d) (e)	7,525	—
		—
South Africa — 1.8%
Capitec Bank Holdings Ltd.	414	70,335
FirstRand Ltd.	170,965	671,186
		741,521
Switzerland — 0.4%
Cie Financiere Richemont SA Registered Class A	870	151,924
Taiwan — 11.1%
Delta Electronics, Inc.	4,000	44,091
MediaTek, Inc.	9,000	379,503
Taiwan Semiconductor Manufacturing Co. Ltd.	141,000	3,930,771
Voltronic Power Technology Corp.	5,000	231,437
		4,585,802
Turkey — 0.1%
Akbank TAS	34,247	47,100
United Arab Emirates — 0.3%
Americana Restaurants International PLC - Foreign Co.	218,261	129,832
United Kingdom — 1.6%
AstraZeneca PLC	4,499	657,505
United States — 0.9%
Applied Materials, Inc.	717	104,051
Legend Biotech Corp. ADR (a)	7,830	265,672
		369,723

TOTAL COMMON STOCK (Cost $37,492,072)		39,879,765

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.2%
Brazil — 1.2%
Itau Unibanco Holding SA 7.614%
	90,991	$500,841

TOTAL PREFERRED STOCK (Cost $471,641)		500,841

TOTAL EQUITIES (Cost $37,963,713)		40,380,606

TOTAL LONG-TERM INVESTMENTS (Cost $37,963,713)		40,380,606

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	$851,161	851,161

TOTAL SHORT-TERM INVESTMENTS (Cost $851,161)		851,161

TOTAL INVESTMENTS — 99.6% (Cost $38,814,874) (g)		41,231,767

Other Assets/(Liabilities) — 0.4%		183,595

NET ASSETS — 100.0%		$41,415,362

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $1,464,971 or 3.54% of net assets. The Fund received $1,487,551 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $4,124,983 or 9.96% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $11,448 or 0.03% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Maturity value of $851,226. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $868,268.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MML Blend Fund ("Blend Fund")

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund ("Equity Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MML iShares® 60/40 Allocation Fund

MML iShares® 80/20 Allocation Fund

MML Managed Bond Fund ("Managed Bond Fund")

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are "funds of funds" series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds' subadviser, BlackRock Investment Management, LLC ("Underlying ETFs").

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited)(Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited)(Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited)(Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2025. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2025, for the remaining Funds' investments:

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$660,169,957	$—	$—	$660,169,957
Short-Term Investments	26,481,196	710,880	—	27,192,076
Total Investments	$686,651,153	$710,880	$—	$687,362,033

Dynamic Bond Fund

Asset Investments
Bank Loans	$—	$192	$—	$192
Corporate Debt	—	72,782,033	—	72,782,033
Non-U.S. Government Agency Obligations	—	30,592,610	—	30,592,610
Sovereign Debt Obligations	—	4,827,342	—	4,827,342
U.S. Government Agency Obligations and Instrumentalities	—	65,715,925	—	65,715,925
U.S. Treasury Obligations	—	13,565,749	—	13,565,749
Purchased Options	272,275	1,110	—	273,385
Short-Term Investments	795,798	9,411,905	—	10,207,703
Total Investments	$1,068,073	$196,896,866	$—	$197,964,939

Asset Derivatives
Forward Contracts	$—	$205,651	$—	$205,651
Futures Contracts	233,979	—	—	233,979
Swap Agreements	—	635,282	—	635,282
Total	$233,979	$840,933	$—	$1,074,912

Liability Derivatives
Forward Contracts	$—	$(353,933)	$—	$(353,933)
Futures Contracts	(24,908)	—	—	(24,908)
Swap Agreements	—	(998,931)	—	(998,931)
Written Options	(221,620)	—	—	(221,620)
Total	$(246,528)	$(1,352,864)	$—	$(1,599,392)

Notes to Portfolio of Investments (Unaudited)(Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$55,743,260	$—	$1,953	$55,745,213
Short-Term Investments	11,565	—	—	11,565
Total Investments	$55,754,825	$—	$1,953	$55,756,778

High Yield Fund

Asset Investments
Preferred Stock	$22,356	$—	$—	$22,356
Bank Loans	—	213,563	—	213,563
Corporate Debt	—	40,314,842	—	40,314,842
Short-Term Investments	2,357,718	2,800,879	—	5,158,597
Total Investments	$2,380,074	$43,329,284	$—	$45,709,358

Inflation-Protected and Income Fund

Asset Investments
Non-U.S. Government Agency Obligations	$—	$77,026,495	$—	$77,026,495
U.S. Government Agency Obligations and Instrumentalities	—	6,980,755	—	6,980,755
U.S. Treasury Obligations	—	31,466,930	—	31,466,930
Short-Term Investments	—	47,845,666	—	47,845,666
Total Investments	$—	$163,319,846	$—	$163,319,846

Asset Derivatives
Futures Contracts	$5,680	$—	$—	$5,680
Swap Agreements	—	3,388,004	—	3,388,004
Total	$5,680	$3,388,004	$—	$3,393,684

Liability Derivatives
Futures Contracts	$(160,892)	$—	$—	$(160,892)

Notes to Portfolio of Investments (Unaudited)(Continued)

MML iShares 60/40 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,855,646	$—	$—	$54,855,646
Short-Term Investments	556,246	137,007	—	693,253
Total Investments	$55,411,892	$137,007	$—	$55,548,899

MML iShares 80/20 Allocation Fund

Asset Investments
Exchange-Traded Funds	$101,328,835	$—	$—	$101,328,835
Short-Term Investments	12,030,630	205,184	—	12,235,814
Total Investments	$113,359,465	$205,184	$—	$113,564,649

Managed Bond Fund

Asset Investments
Corporate Debt	$—	$240,507,327	$—	$240,507,327
Non-U.S. Government Agency Obligations	—	125,580,779	—	125,580,779
Sovereign Debt Obligations	—	1,278,648	—	1,278,648
U.S. Government Agency Obligations and Instrumentalities	—	181,486,863	—	181,486,863
U.S. Treasury Obligations	—	46,076,815	—	46,076,815
Short-Term Investments	7,645,730	8,811,697	—	16,457,427
Total Investments	$7,645,730	$603,742,129	$—	$611,387,859

Asset Derivatives
Futures Contracts	$600,736	$—	$—	$600,736

Short-Duration Bond Fund

Asset Investments
Corporate Debt	$—	$50,392,425	$—	$50,392,425
Non-U.S. Government Agency Obligations	—	40,318,211	—	40,318,211
U.S. Government Agency Obligations and Instrumentalities	—	639	—	639
Short-Term Investments	2,385,115	21,172,675	—	23,557,790
Total Investments	$2,385,115	$111,883,950	$—	$114,269,065

Asset Derivatives
Futures Contracts	$286,338	$—	$—	$286,338

Liability Derivatives
Futures Contracts	$(246,228)	$—	$—	$(246,228)

Notes to Portfolio of Investments (Unaudited)(Continued)

Small Cap Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$116,867,058	$—	$—	$116,867,058
Short-Term Investments	1,632,042	460,336	—	2,092,378
Total Investments	$118,499,100	$460,336	$—	$118,959,436

Strategic Emerging Markets Fund

Asset Investments
Common Stock*
Brazil	$1,991,639	$—	$—		$1,991,639
Chile	208,482	253,792	—		462,274
China	4,165,451	7,269,112	11,448		11,446,011
Denmark	—	200,050	—		200,050
France	—	683,746	—		683,746
Germany	133,221	—	—		133,221
Hong Kong	—	777,913	—		777,913
India	—	7,008,158	—		7,008,158
Indonesia	—	758,127	—		758,127
Italy	96,629	823,682	—		920,311
Japan	—	1,090,948	—		1,090,948
Luxembourg	—	249,539	—		249,539
Mexico	2,169,244	—	—		2,169,244
Netherlands	587,233	—	—		587,233
Peru	371,575	—	—		371,575
Philippines	—	879,626	—		879,626
Poland	—	325,217	—		325,217
Portugal	—	1,068,124	—		1,068,124
Republic of Korea	—	2,073,402	—		2,073,402
Russia	—	—	—	+	—
South Africa	—	741,521	—		741,521
Switzerland	—	151,924	—		151,924
Taiwan	—	4,585,802	—		4,585,802
Turkey	—	47,100	—		47,100
United Arab Emirates	—	129,832	—		129,832
United Kingdom	—	657,505	—		657,505
United States	369,723	—	—		369,723
Preferred Stock
Brazil	500,841	—	—		500,841
Short-Term Investments	—	851,161	—		851,161
Total Investments	$10,594,038	$30,626,281	$11,448		$41,231,767

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2025.

Notes to Portfolio of Investments (Unaudited)(Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited)(Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited)(Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$586,589,308	$129,449,429	$(28,676,704)	$100,772,725
Dynamic Bond Fund	211,142,118	1,396,785	(14,573,964)	(13,177,179)
Equity Fund	676,165,118	188,612,620	(7,730,706)	180,881,914
Equity Rotation Fund	53,525,489	4,736,321	(2,505,032)	2,231,289
High Yield Fund	46,735,409	460,794	(1,486,845)	(1,026,051)
Inflation-Protected and Income Fund	165,623,311	1,108,581	(3,412,046)	(2,303,465)
MML iShares 60/40 Allocation Fund	52,317,204	3,965,845	(734,150)	3,231,695
MML iShares 80/20 Allocation Fund	103,781,317	10,025,464	(242,132)	9,783,332
Managed Bond Fund	636,800,972	5,865,069	(31,278,182)	(25,413,113)
Short-Duration Bond Fund	115,529,310	768,765	(2,029,010)	(1,260,245)
Small Cap Equity Fund	95,419,240	30,136,329	(6,596,133)	23,540,196
Strategic Emerging Markets Fund	38,814,874	4,248,055	(1,831,162)	2,416,893

4. New Accounting Pronouncements

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

MML Advisers acts as each Fund's CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment's performance versus each Fund's comparative enchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements.

Notes to Portfolio of Investments (Unaudited)(Continued)

5. Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2025, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective April 28, 2025 (the "Termination Date"), the Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, and Strategic Emerging Markets Fund (the "Funds") were dissolved pursuant to a Plan of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Funds received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.